UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 33-56443

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of December 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (16.2%)
	Ross Stores Inc.	523,262	33,096
*	Dollar Tree Inc.	587,720	32,959
	Limited Brands Inc.	1,044,400	32,094
*	TRW Automotive Holdings Corp.	599,348	31,586
	Wyndham Worldwide Corp.	997,583	29,888
	Whirlpool Corp.	311,311	27,654
	Williams-Sonoma Inc.	771,871	27,548
*	Tempur-Pedic International Inc.	602,099	24,120
*	Valassis Communications Inc.	707,130	22,876
	DR Horton Inc.	1,701,802	20,302
	Darden Restaurants Inc.	433,532	20,133
*	Fossil Inc.	262,100	18,473
	Gannett Co. Inc.	1,151,350	17,374
	Cablevision Systems Corp. Class A	461,900	15,631
	Autoliv Inc.	170,514	13,460
*	Warnaco Group Inc.	181,859	10,015
*	Panera Bread Co. Class A	98,062	9,925
*	Tenneco Inc.	239,895	9,874
*	Domino's Pizza Inc.	566,900	9,042
	Sotheby's	197,100	8,870
*	Dana Holding Corp.	434,725	7,482
	Cracker Barrel Old Country Store Inc.	134,823	7,384
	Advance Auto Parts Inc.	109,400	7,237
	Bob Evans Farms Inc.	206,751	6,815
	Dillard's Inc. Class A	179,100	6,795
*	Denny's Corp.	1,838,665	6,582
*	Talbots Inc.	745,900	6,355
	Meredith Corp.	175,920	6,096
*	Ulta Salon Cosmetics & Fragrance Inc.	172,700	5,872
*,^ China MediaExpress Holdings Inc.		327,600	5,189
*	Helen of Troy Ltd.	152,500	4,535
	PF Chang's China Bistro Inc.	89,802	4,352
	Polaris Industries Inc.	50,591	3,947
*	CROCS Inc.	224,000	3,835
	Scholastic Corp.	128,139	3,785
*	Chipotle Mexican Grill Inc. Class A	16,600	3,530
	Brinker International Inc.	117,500	2,453
*	DineEquity Inc.	40,600	2,005
*	AFC Enterprises Inc.	136,445	1,897
*	Career Education Corp.	73,200	1,517
*	Liberty Media Corp. - Interactive	89,400	1,410
*	Jo-Ann Stores Inc.	23,038	1,387
*	Papa John's International Inc.	50,000	1,385
*	Pier 1 Imports Inc.	125,900	1,322
*	Quiksilver Inc.	220,900	1,120
	Lincoln Educational Services Corp.	69,871	1,084
	Finish Line Inc. Class A	59,300	1,019
	Cato Corp. Class A	36,294	995
	Virgin Media Inc.	32,700	891

*	Journal Communications Inc. Class A	171,561	866
*	Retail Ventures Inc.	53,100	866
*	DSW Inc. Class A	21,100	825
	Sinclair Broadcast Group Inc. Class A	99,200	811
*	ITT Educational Services Inc.	12,600	802
	Washington Post Co. Class B	1,800	791
*	HSN Inc.	25,100	769
*	Shutterfly Inc.	21,800	764
*	Saks Inc.	69,934	748
*	EW Scripps Co. Class A	67,900	689
*	Cheesecake Factory Inc.	21,800	668
*	Belo Corp. Class A	92,500	655
*	Steven Madden Ltd.	15,167	633
*	Liberty Media Corp. - Starz	8,900	592
	Service Corp. International	67,007	553
*	Biglari Holdings Inc.	1,160	476
*	Standard Pacific Corp.	94,800	436
*	Ruby Tuesday Inc.	33,100	432
*	Liberty Global Inc. Class A	11,931	422
*	Jakks Pacific Inc.	21,000	383
*	Harman International Industries Inc.	8,032	372
	Jones Group Inc.	23,000	357
*	Deckers Outdoor Corp.	3,900	311
	Blyth Inc.	9,000	310
*	Kenneth Cole Productions Inc. Class A	17,900	224
*,^ Brookfield Homes Corp.		20,200	190
	Leggett & Platt Inc.	6,750	154
			538,295
Consumer Staples (3.1%)
	Dr Pepper Snapple Group Inc.	866,808	30,477
	Coca-Cola Enterprises Inc.	528,100	13,218
	Tyson Foods Inc. Class A	679,700	11,704
	Lancaster Colony Corp.	121,619	6,957
	Ruddick Corp.	182,300	6,716
*	Boston Beer Co. Inc. Class A	63,800	6,067
*	Revlon Inc. Class A	561,426	5,524
	Herbalife Ltd.	73,029	4,993
*	Central Garden and Pet Co. Class A	449,679	4,443
	Sanderson Farms Inc.	94,700	3,707
	Del Monte Foods Co.	158,545	2,981
	Casey's General Stores Inc.	29,735	1,264
^	Vector Group Ltd.	63,315	1,097
*	Smithfield Foods Inc.	42,100	868
*	Energizer Holdings Inc.	7,609	555
	Cal-Maine Foods Inc.	13,700	433
	National Beverage Corp.	31,100	409
			101,413
Energy (8.4%)
	Helmerich & Payne Inc.	650,492	31,536
	El Paso Corp.	2,034,254	27,991
	Pioneer Natural Resources Co.	299,300	25,985
*	Newfield Exploration Co.	304,251	21,940
	Cimarex Energy Co.	231,891	20,529
	Sunoco Inc.	488,000	19,671
	Core Laboratories NV	208,800	18,594
*	Oil States International Inc.	270,128	17,313
	SM Energy Co.	292,300	17,225

* Whiting Petroleum Corp.	131,100	15,364
* Complete Production Services Inc.	375,700	11,102
World Fuel Services Corp.	185,524	6,709
* International Coal Group Inc.	824,283	6,380
* Rosetta Resources Inc.	145,745	5,486
* Rowan Cos. Inc.	104,900	3,662
* Cloud Peak Energy Inc.	151,300	3,515
Southern Union Co.	133,442	3,212
* Stone Energy Corp.	113,512	2,530
* Gulfport Energy Corp.	95,696	2,072
QEP Resources Inc.	49,500	1,797
* Warren Resources Inc.	325,000	1,469
RPC Inc.	74,700	1,354
* Tetra Technologies Inc.	94,990	1,128
Crosstex Energy Inc.	111,875	991
* Forest Oil Corp.	25,900	983
* Concho Resources Inc.	10,900	956
* Clayton Williams Energy Inc.	10,400	873
* Oceaneering International Inc.	11,700	861
* McMoRan Exploration Co.	46,500	797
W&T Offshore Inc.	40,300	720
* Venoco Inc.	35,600	657
* Swift Energy Co.	16,600	650
Berry Petroleum Co. Class A	13,800	603
* Petroquest Energy Inc.	76,400	575
* Energy XXI Bermuda Ltd.	19,000	526
* Gran Tierra Energy Inc.	59,500	479
* OYO Geospace Corp.	4,100	406
SEACOR Holdings Inc.	3,100	313
		276,954
Financials (19.0%)
Unum Group	1,248,735	30,244
Torchmark Corp.	455,647	27,220
Platinum Underwriters Holdings Ltd.	588,700	26,474
Bank of Hawaii Corp.	536,164	25,312
* Arch Capital Group Ltd.	248,892	21,915
New York Community Bancorp Inc.	1,083,970	20,433
American Financial Group Inc.	539,689	17,427
Ventas Inc.	329,528	17,294
Macerich Co.	351,678	16,659
SL Green Realty Corp.	234,300	15,818
Plum Creek Timber Co. Inc.	397,400	14,883
* World Acceptance Corp.	267,768	14,138
Cullen/Frost Bankers Inc.	222,256	13,584
Apartment Investment & Management Co.	521,200	13,468
CBL & Associates Properties Inc.	758,574	13,275
* CB Richard Ellis Group Inc. Class A	618,900	12,675
Nelnet Inc. Class A	531,112	12,582
RenaissanceRe Holdings Ltd.	181,050	11,531
Rayonier Inc.	218,164	11,458
Sun Communities Inc.	308,043	10,261
Assurant Inc.	266,000	10,246
* Ezcorp Inc. Class A	350,217	9,501
BOK Financial Corp.	174,621	9,325
Bank of the Ozarks Inc.	214,587	9,302
* Credit Acceptance Corp.	143,579	9,012
Highwoods Properties Inc.	270,246	8,607

	Hospitality Properties Trust	362,400	8,350
	NBT Bancorp Inc.	338,230	8,168
	Cash America International Inc.	213,500	7,885
	AvalonBay Communities Inc.	70,000	7,878
	UMB Financial Corp.	185,388	7,679
*	CIT Group Inc.	161,000	7,583
^	Federated Investors Inc. Class B	281,330	7,362
	Lexington Realty Trust	910,900	7,242
	Pennsylvania Real Estate Investment Trust	492,382	7,154
	City Holding Co.	181,455	6,574
	Brandywine Realty Trust	559,032	6,513
*	Ashford Hospitality Trust Inc.	661,990	6,388
	Equity Lifestyle Properties Inc.	108,383	6,062
	Colonial Properties Trust	313,160	5,653
	Jefferies Group Inc.	207,400	5,523
	Duke Realty Corp.	392,800	4,894
	Unitrin Inc.	199,162	4,887
	International Bancshares Corp.	238,425	4,776
	Parkway Properties Inc.	268,475	4,704
	Provident Financial Services Inc.	293,425	4,440
*	NASDAQ OMX Group Inc.	178,090	4,223
	Legg Mason Inc.	108,875	3,949
	Community Bank System Inc.	132,561	3,681
*,^ iStar Financial Inc.		468,755	3,666
	Montpelier Re Holdings Ltd.	183,600	3,661
	Republic Bancorp Inc. Class A	153,611	3,648
	Post Properties Inc.	94,500	3,430
*	Strategic Hotels & Resorts Inc.	620,700	3,283
	Advance America Cash Advance Centers Inc.	564,388	3,183
	Allied World Assurance Co. Holdings Ltd.	52,300	3,109
	Ares Capital Corp.	181,412	2,990
	Westamerica Bancorporation	51,819	2,874
	Extra Space Storage Inc.	164,400	2,861
	Bancfirst Corp.	65,783	2,710
*	FPIC Insurance Group Inc.	72,140	2,666
*	First Cash Financial Services Inc.	84,501	2,619
	Glimcher Realty Trust	296,100	2,487
	First Financial Bankshares Inc.	48,210	2,467
	Provident New York Bancorp	209,469	2,197
	Arrow Financial Corp.	67,678	1,862
*	American Capital Ltd.	243,989	1,845
	Tompkins Financial Corp.	39,520	1,548
	FBL Financial Group Inc. Class A	51,500	1,477
	KeyCorp	164,600	1,457
	Infinity Property & Casualty Corp.	20,071	1,240
	First Citizens BancShares Inc. Class A	6,500	1,229
*	ProAssurance Corp.	19,017	1,152
	Discover Financial Services	59,625	1,105
*	Internet Capital Group Inc.	77,100	1,096
	Southside Bancshares Inc.	51,396	1,083
	GAMCO Investors Inc.	22,300	1,071
	Winthrop Realty Trust	82,600	1,056
	NewAlliance Bancshares Inc.	69,304	1,038
	CapLease Inc.	173,700	1,011
	Camden National Corp.	25,345	918
*	Altisource Portfolio Solutions SA	30,800	884
	Taubman Centers Inc.	17,200	868
	Park National Corp.	11,500	836

Boston Private Financial Holdings Inc.	126,000	825
* Meridian Interstate Bancorp Inc.	69,866	824
United Bankshares Inc.	23,285	680
Erie Indemnity Co. Class A	10,300	674
Medical Properties Trust Inc.	60,000	650
Flagstone Reinsurance Holdings SA	50,800	640
Weingarten Realty Investors	26,300	625
Amtrust Financial Services Inc.	35,500	621
SCBT Financial Corp.	18,900	619
Dime Community Bancshares Inc.	40,598	592
Clifton Savings Bancorp Inc.	53,514	578
Douglas Emmett Inc.	33,600	558
Fulton Financial Corp.	52,900	547
Hersha Hospitality Trust Class A	82,500	544
Axis Capital Holdings Ltd.	14,290	513
MFA Financial Inc.	61,600	503
Abington Bancorp Inc.	40,000	477
* First Industrial Realty Trust Inc.	47,325	415
* Forest City Enterprises Inc. Class A	22,480	375
MarketAxess Holdings Inc.	18,000	375
Great Southern Bancorp Inc.	15,615	368
Protective Life Corp.	13,730	366
* Sunstone Hotel Investors Inc.	35,400	366
* FelCor Lodging Trust Inc.	50,419	355
Piedmont Office Realty Trust Inc. Class A	14,759	297
* Signature Bank	5,900	295
Regency Centers Corp.	6,600	279
Horace Mann Educators Corp.	14,200	256
1st Source Corp.	9,707	196
Validus Holdings Ltd.	4,700	144
Endurance Specialty Holdings Ltd.	2,335	108
		629,504
Health Care (10.5%)
AmerisourceBergen Corp. Class A	957,604	32,673
* Humana Inc.	576,600	31,563
STERIS Corp.	788,643	28,754
* Cephalon Inc.	439,600	27,132
Perrigo Co.	423,800	26,839
* Incyte Corp. Ltd.	1,403,700	23,245
Lincare Holdings Inc.	808,006	21,679
Cooper Cos. Inc.	337,115	18,993
* Emergency Medical Services Corp. Class A	245,517	15,863
Invacare Corp.	410,354	12,376
* Waters Corp.	133,300	10,359
* Mylan Inc.	452,038	9,552
* Targacept Inc.	355,200	9,413
* Endo Pharmaceuticals Holdings Inc.	256,925	9,175
* Sirona Dental Systems Inc.	171,200	7,153
* AMERIGROUP Corp.	158,200	6,948
* Magellan Health Services Inc.	138,700	6,558
* LifePoint Hospitals Inc.	143,135	5,260
* Par Pharmaceutical Cos. Inc.	109,221	4,206
* Bruker Corp.	210,087	3,487
* Health Management Associates Inc. Class A	361,348	3,447
* Kensey Nash Corp.	120,471	3,353
Chemed Corp.	39,400	2,502
* Nabi Biopharmaceuticals	419,767	2,430

* Cepheid Inc.	103,620	2,357
* Akorn Inc.	373,442	2,267
Medicis Pharmaceutical Corp. Class A	77,900	2,087
* DaVita Inc.	28,791	2,001
Universal American Corp.	97,400	1,992
* Corvel Corp.	35,369	1,710
* Nektar Therapeutics	123,672	1,589
* Medicines Co.	103,800	1,467
* Bio-Rad Laboratories Inc. Class A	13,700	1,423
* Mettler-Toledo International Inc.	9,251	1,399
* Greatbatch Inc.	47,400	1,145
* Impax Laboratories Inc.	56,100	1,128
* Community Health Systems Inc.	29,300	1,095
Warner Chilcott plc Class A	43,150	973
* Micromet Inc.	115,342	937
* Codexis Inc.	68,300	724
* Salix Pharmaceuticals Ltd.	11,205	526
* Enzon Pharmaceuticals Inc.	42,300	515
* Genomic Health Inc.	21,308	456
* Triple-S Management Corp. Class B	22,869	436
		349,187
Industrials (13.9%)
Joy Global Inc.	404,737	35,111
Timken Co.	625,080	29,835
Rockwell Automation Inc.	359,450	25,776
Cooper Industries plc	416,125	24,256
* Navistar International Corp.	373,000	21,600
* Delta Air Lines Inc.	1,567,950	19,756
Pitney Bowes Inc.	743,400	17,975
* Oshkosh Corp.	505,000	17,796
* United Stationers Inc.	254,961	16,269
* Avis Budget Group Inc.	871,900	13,567
* EMCOR Group Inc.	444,021	12,868
Manitowoc Co. Inc.	973,800	12,767
* United Continental Holdings Inc.	533,800	12,715
* Stericycle Inc.	144,000	11,652
* United Rentals Inc.	472,962	10,760
* US Airways Group Inc.	1,074,300	10,754
Waste Connections Inc.	327,900	9,027
Donaldson Co. Inc.	142,400	8,299
Cubic Corp.	148,520	7,003
Triumph Group Inc.	75,583	6,758
* ArvinMeritor Inc.	284,887	5,846
Applied Industrial Technologies Inc.	179,200	5,820
* Polypore International Inc.	139,000	5,661
* EnerSys	172,657	5,546
Briggs & Stratton Corp.	274,543	5,406
* Consolidated Graphics Inc.	102,673	4,972
Toro Co.	80,300	4,950
Avery Dennison Corp.	107,900	4,568
AO Smith Corp.	111,450	4,244
* Sauer-Danfoss Inc.	141,343	3,993
TAL International Group Inc.	125,905	3,887
NACCO Industries Inc. Class A	35,600	3,858
RR Donnelley & Sons Co.	204,500	3,573
Werner Enterprises Inc.	154,737	3,497
* Macquarie Infrastructure Co. LLC	141,900	3,004

* WABCO Holdings Inc.	45,415	2,767
Armstrong World Industries Inc.	63,500	2,730
Cintas Corp.	87,300	2,441
Schawk Inc. Class A	112,800	2,321
Dover Corp.	39,100	2,285
Crane Co.	55,400	2,275
Great Lakes Dredge & Dock Corp.	294,000	2,167
* GenCorp Inc.	413,200	2,136
* Blount International Inc.	135,182	2,130
KBR Inc.	69,800	2,127
* M&F Worldwide Corp.	88,000	2,033
Textron Inc.	85,750	2,027
* Amerco Inc.	20,800	1,998
Deluxe Corp.	86,113	1,982
* Trimas Corp.	92,500	1,893
Standex International Corp.	57,750	1,727
* Alaska Air Group Inc.	28,165	1,597
Seaboard Corp.	801	1,595
* Powell Industries Inc.	48,231	1,586
* Thomas & Betts Corp.	32,800	1,584
Nordson Corp.	15,400	1,415
Regal-Beloit Corp.	19,700	1,315
Ennis Inc.	76,525	1,309
* Advisory Board Co.	25,300	1,205
* Greenbrier Cos. Inc.	57,100	1,199
* Pacer International Inc.	160,000	1,094
* AGCO Corp.	19,950	1,011
Tredegar Corp.	48,720	944
Actuant Corp. Class A	35,400	942
Vicor Corp.	56,790	931
Gardner Denver Inc.	13,452	926
* ACCO Brands Corp.	107,615	917
Corporate Executive Board Co.	24,212	909
* Dollar Thrifty Automotive Group Inc.	18,540	876
* Esterline Technologies Corp.	12,610	865
HNI Corp.	27,466	857
* WESCO International Inc.	15,200	803
HEICO Corp.	15,600	796
* Atlas Air Worldwide Holdings Inc.	14,100	787
* Acacia Research - Acacia Technologies	29,895	775
* SFN Group Inc.	79,000	771
Lindsay Corp.	12,700	755
Rollins Inc.	37,650	744
Tennant Co.	16,316	627
Watts Water Technologies Inc. Class A	16,200	593
Lawson Products Inc.	23,370	582
Interface Inc. Class A	33,645	527
* APAC Customer Services Inc.	85,458	519
* EnPro Industries Inc.	11,900	495
* Corrections Corp. of America	18,800	471
Quanex Building Products Corp.	23,780	451
* Layne Christensen Co.	9,325	321
Standard Register Co.	42,798	146
Kennametal Inc.	1,100	43
		461,691
Information Technology (15.6%)
* Rovi Corp.	525,308	32,574

	Altera Corp.	881,600	31,367
*	Red Hat Inc.	684,200	31,234
*	Lexmark International Inc. Class A	714,006	24,862
*	VeriFone Systems Inc.	622,150	23,990
*,^ Power-One Inc.		2,023,100	20,636
*	Novellus Systems Inc.	632,000	20,426
*	SanDisk Corp.	408,800	20,383
*	CSG Systems International Inc.	989,381	18,739
	Anixter International Inc.	304,868	18,210
	Xilinx Inc.	595,012	17,243
*	Plexus Corp.	554,466	17,155
*	Avnet Inc.	511,600	16,898
	Solera Holdings Inc.	296,380	15,210
*	Advanced Micro Devices Inc.	1,687,500	13,804
*	RF Micro Devices Inc.	1,568,806	11,531
*	Teradata Corp.	255,002	10,496
*	Vishay Intertechnology Inc.	616,800	9,055
*	TIBCO Software Inc.	424,069	8,358
	Avago Technologies Ltd.	285,600	8,131
*	Atmel Corp.	611,200	7,530
*,^ OpenTable Inc.		101,200	7,133
	iGate Corp.	353,714	6,972
	Computer Sciences Corp.	135,642	6,728
*	Acxiom Corp.	378,996	6,500
*	IAC/InterActiveCorp	224,800	6,452
*	Mantech International Corp. Class A	154,969	6,405
*	JDS Uniphase Corp.	433,916	6,283
*	Aruba Networks Inc.	257,500	5,377
*	Silicon Image Inc.	692,000	5,086
	Factset Research Systems Inc.	53,100	4,979
*	MICROS Systems Inc.	111,600	4,895
*	Gartner Inc.	136,059	4,517
*	Cardtronics Inc.	242,676	4,295
	Opnet Technologies Inc.	156,624	4,193
	Plantronics Inc.	110,900	4,128
*	SYNNEX Corp.	113,274	3,534
	Earthlink Inc.	405,705	3,489
*	Tech Data Corp.	78,300	3,447
*	Netscout Systems Inc.	141,605	3,258
*	Lattice Semiconductor Corp.	486,800	2,950
*	Teradyne Inc.	186,917	2,624
	MAXIMUS Inc.	35,470	2,326
*	Unisys Corp.	88,506	2,291
*	Manhattan Associates Inc.	72,200	2,205
	DST Systems Inc.	42,900	1,903
*	Kulicke & Soffa Industries Inc.	248,375	1,788
*	Novatel Wireless Inc.	177,200	1,692
*	Sanmina-SCI Corp.	142,981	1,641
	CTS Corp.	137,752	1,524
*	InterDigital Inc.	35,800	1,491
*	Internap Network Services Corp.	231,400	1,407
*	TriQuint Semiconductor Inc.	117,395	1,372
*	Insight Enterprises Inc.	101,600	1,337
*	Ariba Inc.	53,900	1,266
*	Interactive Intelligence Inc.	48,069	1,258
*,^ Veeco Instruments Inc.		25,000	1,074
*	Anadigics Inc.	133,800	927
*	Fairchild Semiconductor International Inc. Class A	57,400	896

* Powerwave Technologies Inc.	340,800	866
* Flextronics International Ltd.	97,870	768
VeriSign Inc.	22,350	730
* Hittite Microwave Corp.	11,900	726
* Mentor Graphics Corp.	60,000	720
* Ultratech Inc.	34,600	688
* Omnivision Technologies Inc.	22,500	666
* Netgear Inc.	18,800	633
* MKS Instruments Inc.	24,700	605
* Progress Software Corp.	13,600	576
Blackbaud Inc.	21,400	554
* MicroStrategy Inc. Class A	6,100	521
* Novell Inc.	83,100	492
* SMART Modular Technologies WWH Inc.	83,000	478
* Magma Design Automation Inc.	81,800	410
* Liquidity Services Inc.	28,700	403
National Instruments Corp.	8,513	320
* IXYS Corp.	20,200	235
Renaissance Learning Inc.	11,200	133
		517,999
Materials (6.7%)
Eastman Chemical Co.	388,838	32,694
Walter Energy Inc.	254,750	32,567
Lubrizol Corp.	271,700	29,039
Domtar Corp.	271,975	20,648
Ashland Inc.	352,300	17,918
Greif Inc. Class A	182,670	11,307
Cytec Industries Inc.	211,200	11,206
Silgan Holdings Inc.	229,160	8,206
Rock-Tenn Co. Class A	132,958	7,173
Innophos Holdings Inc.	157,285	5,675
Schweitzer-Mauduit International Inc.	78,039	4,910
Celanese Corp. Class A	111,090	4,574
Boise Inc.	508,400	4,032
* Ferro Corp.	248,500	3,638
* Clearwater Paper Corp.	45,271	3,545
Valspar Corp.	96,500	3,327
Buckeye Technologies Inc.	147,758	3,104
Stepan Co.	38,226	2,916
* Solutia Inc.	96,600	2,230
* Graphic Packaging Holding Co.	383,629	1,492
* PolyOne Corp.	119,150	1,488
* KapStone Paper and Packaging Corp.	95,200	1,457
* Innospec Inc.	56,300	1,149
Sonoco Products Co.	30,203	1,017
Albemarle Corp.	14,600	814
* Rockwood Holdings Inc.	19,200	751
Carpenter Technology Corp.	18,000	724
Neenah Paper Inc.	35,600	701
* TPC Group Inc.	21,450	650
NewMarket Corp.	5,222	644
Haynes International Inc.	13,200	552
* WR Grace & Co.	13,200	464
* Titanium Metals Corp.	26,500	455
Cabot Corp.	11,797	444
Westlake Chemical Corp.	7,586	330

Temple-Inland Inc.			10,961	233
				222,074
Telecommunication Services (0.9%)
* MetroPCS Communications Inc.			1,223,017	15,447
USA Mobility Inc.			231,328	4,111
* Cincinnati Bell Inc.			1,161,100	3,251
* United States Cellular Corp.			59,316	2,962
* Vonage Holdings Corp.			680,700	1,525
Consolidated Communications Holdings Inc.			68,874	1,329
Telephone & Data Systems Inc.			35,400	1,294
				29,919
Utilities (5.2%)
CenterPoint Energy Inc.			1,869,208	29,384
CMS Energy Corp.			1,507,862	28,046
Oneok Inc.			482,345	26,756
Atmos Energy Corp.			459,911	14,349
DTE Energy Co.			176,850	8,015
Southwest Gas Corp.			200,800	7,363
IDACORP Inc.			169,844	6,281
DPL Inc.			237,100	6,096
Integrys Energy Group Inc.			122,000	5,918
* El Paso Electric Co.			189,200	5,209
NiSource Inc.			294,400	5,187
NSTAR			87,655	3,698
ITC Holdings Corp.			59,600	3,694
Avista Corp.			161,629	3,640
Hawaiian Electric Industries Inc.			141,780	3,231
NorthWestern Corp.			88,397	2,549
Pinnacle West Capital Corp.			42,000	1,741
Nicor Inc.			31,150	1,555
OGE Energy Corp.			32,900	1,498
Unisource Energy Corp.			37,700	1,351
WGL Holdings Inc.			36,971	1,323
Cleco Corp.			36,700	1,129
Northeast Utilities			30,500	972
Questar Corp.			50,900	886
PNM Resources Inc.			58,735	765
Laclede Group Inc.			6,900	252
Piedmont Natural Gas Co. Inc.			8,700	243
				171,131
Total Common Stocks (Cost $2,540,456)				3,298,167
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.7%)
[2,3] Vanguard Market Liquidity Fund	0.211%		56,571,832	56,572

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.240%	6/22/11	1,500	1,498
[4,5] Freddie Mac Discount Notes	0.296%	3/31/11	2,000	1,999

[4,5] Freddie Mac Discount Notes	0.281%	6/21/11	200	200
				3,697
Total Temporary Cash Investments (Cost $60,268)				60,269
Total Investments (101.3%) (Cost $2,600,724)				3,358,436
Other Assets and Liabilities-Net (-1.3%)[3]				(43,862)
Net Assets (100%)				3,314,574

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $14,171,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $15,067,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,697,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Strategic Equity Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P MidCap 400 Index	March 2011	22	9,958	148
E-mini Russell 2000 Index	March 2011	67	5,241	(48)
E-mini S&P MidCap 400 Index	March 2011	20	1,811	(13)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,298,167	—	—
Temporary Cash Investments	56,752	3,697	—
Futures Contracts—Assets[1]	138	—	—
Futures Contracts—Liabilities[1]	(297)	—	—
Total	3,354,760	3,697	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2010, the cost of investment securities for tax purposes was $2,600,724,000. Net unrealized appreciation of investment securities for tax purposes was $757,712,000, consisting of unrealized gains of $801,095,000 on securities that had risen in value since their purchase and $43,383,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of December 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (97.1%)
Consumer Discretionary (12.0%)
*	DIRECTV Class A	6,346,376	253,411
*	Bed Bath & Beyond Inc.	3,097,600	152,247
*	CarMax Inc.	4,612,800	147,056
*,1 Dress Barn Inc.		4,539,500	119,933
	Whirlpool Corp.	1,191,100	105,805
	TJX Cos. Inc.	1,625,000	72,134
	Gentex Corp.	1,484,800	43,891
*	Amazon.com Inc.	173,300	31,194
*	Quiksilver Inc.	4,461,500	22,620
	Carnival Corp.	314,800	14,515
	Nordstrom Inc.	320,000	13,561
	Men's Wearhouse Inc.	518,753	12,958
*	99 Cents Only Stores	728,900	11,619
	Lowe's Cos. Inc.	400,000	10,032
*	O'Reilly Automotive Inc.	150,000	9,063
1	Strattec Security Corp.	214,000	7,133
*	DreamWorks Animation SKG Inc. Class A	155,000	4,568
	Chico's FAS Inc.	75,700	911
			1,032,651
Energy (6.0%)
	Murphy Oil Corp.	1,720,000	128,226
	Noble Energy Inc.	958,200	82,482
*	Oceaneering International Inc.	986,000	72,599
	National Oilwell Varco Inc.	1,036,000	69,671
*	McDermott International Inc.	3,000,000	62,070
*	Plains Exploration & Production Co.	1,150,200	36,967
	ConocoPhillips	300,000	20,430
*	Exterran Holdings Inc.	641,700	15,369
*	Pride International Inc.	415,000	13,695
	Cabot Oil & Gas Corp.	345,000	13,058
*	Transocean Ltd.	100,000	6,951
*	Seahawk Drilling Inc.	165,000	1,477
			522,995
Financials (0.3%)
	Chubb Corp.	390,000	23,260

Health Care (23.4%)
*	Biogen Idec Inc.	4,619,745	309,754
	Eli Lilly & Co.	7,814,700	273,827
*	Amgen Inc.	4,817,700	264,492
	Roche Holding AG	1,559,000	229,249
	Novartis AG ADR	3,370,000	198,661
	Medtronic Inc.	5,241,800	194,418
*	BioMarin Pharmaceutical Inc.	5,023,400	135,280
*	Dendreon Corp.	3,634,100	126,903
*	Life Technologies Corp.	2,071,445	114,965
*	Boston Scientific Corp.	8,249,700	62,450
*	Cerner Corp.	378,800	35,888

*	Illumina Inc.	463,400	29,352
*	Edwards Lifesciences Corp.	300,000	24,252
*	Waters Corp.	89,000	6,916
*	Pharmacyclics Inc.	1,045,062	6,354
*	Affymetrix Inc.	1,150,000	5,785
*	Charles River Laboratories International Inc.	70,000	2,488
*	InterMune Inc.	27,000	983
			2,022,017
Industrials (13.0%)
	FedEx Corp.	2,918,650	271,464
*,1 Thomas & Betts Corp.		3,100,000	149,730
	Rockwell Automation Inc.	1,915,000	137,325
	Southwest Airlines Co.	9,919,100	128,750
	Pall Corp.	1,400,000	69,412
*	AMR Corp.	8,907,100	69,386
^	Ritchie Bros Auctioneers Inc.	2,572,500	59,296
	CH Robinson Worldwide Inc.	730,000	58,539
*	Babcock & Wilcox Co.	1,700,000	43,503
*	JetBlue Airways Corp.	4,641,050	30,677
	Expeditors International of Washington Inc.	550,000	30,030
	Union Pacific Corp.	250,000	23,165
	SPX Corp.	229,000	16,371
*	Aecom Technology Corp.	550,000	15,383
*	Chicago Bridge & Iron Co. NV	368,930	12,138
*	Jacobs Engineering Group Inc.	65,000	2,980
*	US Airways Group Inc.	57,000	571
			1,118,720
Information Technology (37.8%)
*	Research In Motion Ltd.	5,272,900	306,514
*	Cree Inc.	4,124,900	271,790
	Altera Corp.	7,514,400	267,362
*	Google Inc. Class A	363,000	215,611
	ASML Holding NV ADR	5,582,344	214,027
*	Symantec Corp.	10,325,300	172,846
	Corning Inc.	8,830,000	170,596
*	NVIDIA Corp.	10,884,050	167,614
*	Electronic Arts Inc.	7,893,600	129,297
*	Trimble Navigation Ltd.	2,778,800	110,957
	Microsoft Corp.	3,865,000	107,911
*	Rambus Inc.	5,235,000	107,213
	Texas Instruments Inc.	2,816,600	91,539
*	Flextronics International Ltd.	10,096,700	79,259
*	Adobe Systems Inc.	2,490,000	76,642
*	SanDisk Corp.	1,399,948	69,801
*	NeuStar Inc. Class A	2,631,000	68,538
*	EMC Corp.	2,825,000	64,693
	Hewlett-Packard Co.	1,350,000	56,835
*,1 FormFactor Inc.		5,756,700	51,119
	Intersil Corp. Class A	3,214,200	49,081
*	Micron Technology Inc.	5,550,000	44,511
*	Motorola Inc.	4,800,000	43,536
	Plantronics Inc.	1,150,000	42,803
*,^ Smart Technologies Inc. Class A		3,638,504	34,347
*,1 Descartes Systems Group Inc.		4,645,000	32,469
*	Intuit Inc.	470,000	23,171
*	eBay Inc.	800,000	22,264
*	Rovi Corp.	325,000	20,153

	QUALCOMM Inc.		390,000	19,301
*	Yahoo! Inc.		1,043,000	17,345
*	Entegris Inc.		2,019,231	15,084
*	Ciena Corp.		607,142	12,780
	Xilinx Inc.		430,000	12,461
*	Cymer Inc.		250,000	11,268
*	Nuance Communications Inc.		600,000	10,908
*	FEI Co.		349,100	9,220
*	Monster Worldwide Inc.		375,000	8,861
*	Brocade Communications Systems Inc.		1,350,000	7,142
*	Apple Inc.		22,000	7,096
	Jabil Circuit Inc.		245,100	4,924
*	Citrix Systems Inc.		65,000	4,447
*	Verigy Ltd.		300,000	3,906
	KLA-Tencor Corp.		50,000	1,932
*	Akamai Technologies Inc.		39,000	1,835
*	Avid Technology Inc.		10,000	175
				3,261,184
Materials (4.0%)
	Monsanto Co.		4,946,986	344,508

Telecommunication Services (0.4%)
*	Sprint Nextel Corp.		7,814,700	33,056

Utilities (0.2%)
*	AES Corp.		1,352,000	16,467

Total Common Stocks (Cost $5,766,328)				8,374,858
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$250,586)	0.211%	250,586,091	250,586

Total Investments (100.0%) (Cost $6,016,914)				8,625,444
Other Assets and Liabilities-Net (0.0%)[3]				(2,566)
Net Assets (100%)				8,622,878

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $31,270,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $33,857,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an

Capital Opportunity Fund

independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,145,609	229,249	—
Temporary Cash Investments	250,586	—	—
Total	8,396,195	229,249	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2010		from		Dec. 31, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Dress Barn Inc.	113,869	—	6,574	—	119,933
Descartes Systems Group Inc.	29,774	—	—	—	32,469
FormFactor Inc.	49,508	—	—	—	51,119
Strattec Security Corp.	5,337	—	—	257	7,133
Thomas & Betts Corp.	127,162	—	—	—	149,730
	325,650			257	360,384

Capital Opportunity Fund

E. At December 31, 2010, the cost of investment securities for tax purposes was $6,016,914,000. Net unrealized appreciation of investment securities for tax purposes was $2,608,530,000, consisting of unrealized gains of $3,397,237,000 on securities that had risen in value since their purchase and $788,707,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Australia (2.0%)
Rio Tinto Ltd.	268,946	23,603
Santos Ltd.	1,673,198	22,577
Origin Energy Ltd.	495,200	8,462
National Australia Bank Ltd.	333,100	8,099
Australia & New Zealand Banking Group Ltd.	174,900	4,187
BHP Billiton Ltd.	86,638	4,038
Brambles Ltd.	480,876	3,510
Amcor Ltd.	442,771	3,064
Orica Ltd.	69,866	1,786
* Iluka Resources Ltd.	190,044	1,779
Alumina Ltd.	544,419	1,387
Caltex Australia Ltd.	49,291	726
Beach Energy Ltd.	500,099	443
DuluxGroup Ltd.	69,181	195
		83,856
Austria (0.1%)
Andritz AG	10,903	1,008
Oesterreichische Post AG	29,996	996
bwin Interactive Entertainment AG	19,007	754
OMV AG	10,530	441
		3,199
Belgium (0.3%)
Anheuser-Busch InBev NV	90,678	5,202
Delhaize Group SA	52,185	3,874
Groupe Bruxelles Lambert SA	30,257	2,556
		11,632
Brazil (0.9%)
Vale SA Class B Pfd. ADR	593,700	17,942
Banco do Brasil SA	435,500	8,243
* OGX Petroleo e Gas Participacoes SA	267,300	3,220
Petroleo Brasileiro SA ADR Type A	71,700	2,450
Itau Unibanco Holding SA ADR	93,525	2,246
BM&FBovespa SA	243,200	1,924
Odontoprev SA	75,851	1,146
Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	75,400	610
		37,781
Canada (3.1%)
Rogers Communications Inc. Class B	753,748	26,246
Bombardier Inc. Class B	4,132,369	20,835
* Research In Motion Ltd.	263,608	15,324
Magna International Inc.	172,300	9,001
Imperial Oil Ltd.	218,542	8,925
Nexen Inc.	357,008	8,192
Agrium Inc.	83,400	7,680
* ACE Aviation Holdings Inc. Class A	404,559	5,207
BCE Inc.	142,465	5,067

	National Bank of Canada	59,600	4,110
*	CGI Group Inc. Class A	191,600	3,317
	Onex Corp.	100,331	3,052
	Fairfax Financial Holdings Ltd.	7,379	3,014
*	Gildan Activewear Inc.	62,100	1,772
^	Ritchie Bros Auctioneers Inc.	76,607	1,766
	Saputo Inc.	31,600	1,259
	Groupe Aeroplan Inc.	86,213	1,186
	Centerra Gold Inc.	28,900	577
	Canadian Natural Resources Ltd.	12,300	549
	Yellow Media Inc.	83,441	521
	Fairfax Financial Holdings Ltd.	1,000	412
	CI Financial Corp.	13,100	297
	Encana Corp.	9,904	290
*	Catalyst Paper Corp.	1,158,844	274
*	Fraser Papers Inc.	337,960	22
	Penn West Energy Trust	767	18
*	Nortel Networks Corp.	241,295	3
			128,916
Chile (0.1%)
	Enersis SA ADR	244,112	5,668

China (1.6%)
	China Mobile Ltd.	2,571,500	25,493
	Tsingtao Brewery Co. Ltd.	2,038,000	10,661
	Dongfeng Motor Group Co. Ltd.	4,322,000	7,443
	China Petroleum & Chemical Corp.	6,566,000	6,281
	Bank of China Ltd.	9,869,000	5,202
	China Construction Bank Corp.	2,982,000	2,671
*	Sina Corp.	27,000	1,858
	Evergrande Real Estate Group Ltd.	3,816,000	1,854
	China National Building Material Co. Ltd.	738,000	1,689
*,^ Shanda Interactive Entertainment Ltd. ADR		33,600	1,332
*	Baidu Inc. ADR	9,600	927
*	Mindray Medical International Ltd. ADR	30,188	797
	Silver Grant International	1,734,000	593
			66,801
Czech Republic (0.1%)
	Komercni Banka AS	11,181	2,651

Denmark (0.6%)
*	Danske Bank A/S	210,272	5,415
	Coloplast A/S Class B	31,613	4,314
	Novo Nordisk A/S Class B	29,057	3,287
	Carlsberg A/S Class B	32,122	3,238
*	GN Store Nord A/S	343,380	3,150
*	William Demant Holding A/S	38,789	2,879
*	Vestas Wind Systems A/S	56,451	1,795
*	Jyske Bank A/S	23,304	1,092
*	Topdanmark A/S	3,899	518
	AP Moller - Maersk A/S Class B	46	418
*	Bang & Olufsen A/S	33,672	353
			26,459

Egypt (0.2%)
*	Ezz Steel	1,397,944	4,720
	Egyptian Financial Group-Hermes Holding	223,300	1,305
			6,025
Finland (0.5%)
	Metso Oyj	120,845	6,787
	Sampo Oyj	229,018	6,148
	Stora Enso Oyj	183,817	1,899
	Tieto Oyj	53,415	1,015
	Wartsila Oyj	12,083	924
	Cargotec Oyj Class B	15,037	787
	Nokia Oyj	70,491	733
	Outokumpu Oyj	26,850	500
	Kone Oyj Class B	5,113	285
			19,078
France (3.1%)
	Sanofi-Aventis SA	408,074	26,264
*	European Aeronautic Defence and Space Co. NV	527,374	12,355
	Bouygues SA	234,800	10,173
	Vivendi SA	316,814	8,594
	BNP Paribas	119,183	7,620
*	Renault SA	118,600	6,931
	EDF SA	165,300	6,815
	Cap Gemini SA	118,600	5,566
	ArcelorMittal	143,230	5,472
	Legrand SA	117,822	4,825
	Lagardere SCA	89,523	3,705
	Arkema SA	46,383	3,358
*	Peugeot SA	86,694	3,307
	Carrefour SA	79,013	3,271
	Neopost SA	28,936	2,533
	Total SA	44,592	2,384
	AXA SA	142,215	2,377
	Groupe Eurotunnel SA	239,488	2,116
	Thales SA	50,328	1,770
	Societe BIC SA	15,210	1,313
	Societe Generale	17,670	955
*	Valeo SA	16,155	921
	Eurofins Scientific	11,975	867
*	Edenred	33,785	803
	SA des Ciments Vicat	9,138	766
	Technip SA	8,255	766
	Imerys SA	7,677	514
	Alstom SA	8,304	400
*	Alcatel-Lucent ADR	131,498	389
*	Atos Origin SA	5,280	283
*,^ Eurofins Scientific Warrants Exp. 6/29/2017		249	2
			127,415
Germany (3.1%)
	BASF SE	243,694	19,524
	Allianz SE	147,182	17,556
	E.ON AG	454,973	13,949
	Deutsche Post AG	799,819	13,622
	Deutsche Telekom AG	754,721	9,767

Bayerische Motoren Werke AG	108,335	8,569
Bayer AG	105,237	7,831
Henkel AG & Co. KGaA Prior Pfd.	122,199	7,606
* Daimler AG	105,116	7,141
Fresenius Medical Care AG & Co. KGaA	92,662	5,348
* Deutsche Lufthansa AG	209,566	4,576
Porsche Automobil Holding SE Prior Pfd.	25,149	2,017
Deutsche Boerse AG	27,166	1,884
* Infineon Technologies AG	190,360	1,781
Celesio AG	65,082	1,628
Siemens AG	11,664	1,451
Suedzucker AG	33,188	890
Deutsche Bank AG	15,904	835
Adidas AG	11,034	721
Hannover Rueckversicherung AG	13,240	713
Fresenius Medical Care AG & Co. KGaA ADR	10,741	620
Axel Springer AG	3,763	617
GEA Group AG	21,137	613
MLP AG	18,763	192
		129,451
Greece (0.0%)
Coca Cola Hellenic Bottling Co. SA	70,377	1,830

Hong Kong (4.0%)
Jardine Matheson Holdings Ltd.	857,502	37,714
Jardine Strategic Holdings Ltd.	1,267,900	35,074
New World Development Ltd.	8,312,424	15,594
First Pacific Co. Ltd.	12,447,600	11,205
Hutchison Whampoa Ltd.	915,000	9,412
Wheelock & Co. Ltd.	1,826,000	7,383
Henderson Land Development Co. Ltd.	1,050,630	7,156
SmarTone Telecommunications Holding Ltd.	3,600,790	6,889
Esprit Holdings Ltd.	1,378,043	6,554
Hongkong & Shanghai Hotels	3,598,075	6,164
Television Broadcasts Ltd.	1,122,000	6,057
CLP Holdings Ltd.	611,000	4,961
Midland Holdings Ltd.	5,234,000	4,289
Hong Kong Aircraft Engineering Co. Ltd.	182,800	3,054
Mandarin Oriental International Ltd.	824,690	1,707
Hong Kong Exchanges and Clearing Ltd.	54,000	1,224
Cathay Pacific Airways Ltd.	409,000	1,128
* Next Media Ltd.	6,210,000	855
* I-CABLE Communications Ltd.	6,561,000	818
* Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	205,800	48
		167,286
India (1.9%)
Punjab National Bank Ltd.	540,514	14,768
Bank of Baroda	606,970	12,170
State Bank of India	134,570	8,459
Bank of India	782,957	7,905
Hindalco Industries Ltd.	1,355,462	7,485
Canara Bank	411,343	6,072
IDBI Bank Ltd.	1,328,811	4,904
2 Tata Steel Ltd. Warrants Exp. 12/23/2014	256,500	3,943

Allahabad Bank	623,815	3,151
Dena Bank	1,146,752	2,987
Oriental Bank of Commerce	157,171	1,424
Vijaya Bank	622,993	1,418
Indian Bank	223,019	1,231
Union Bank of India	80,249	623
Andhra Bank	122,011	410
		76,950
Indonesia (0.6%)
* Bank Pan Indonesia Tbk PT	77,418,843	9,784
Indofood Sukses Makmur Tbk PT	9,765,000	5,273
Matahari Putra Prima Tbk PT	24,541,775	4,032
Semen Gresik Persero Tbk PT	3,047,500	3,191
Gudang Garam Tbk PT	420,400	1,864
Bank Negara Indonesia Persero Tbk PT	2,338,111	1,003
Gajah Tunggal Tbk PT	2,642,500	673
Citra Marga Nusaphala Persada Tbk PT	1,618,000	244
* Mulia Industrindo Tbk PT	921,000	43
		26,107
Ireland (0.2%)
CRH plc	87,415	1,820
Paddy Power plc	42,500	1,750
* Dragon Oil plc	137,335	1,159
DCC plc	28,986	911
Ryanair Holdings plc ADR	28,878	888
* Independent News & Media plc	441,239	298
DCC plc	8,513	270
Fyffes plc	470,421	234
* Irish Continental Group plc	10,926	227
* Anglo Irish Bank Corp. Ltd.	122,273	36
		7,593
Israel (0.0%)
Teva Pharmaceutical Industries Ltd. ADR	27,200	1,418

Italy (1.2%)
Enel SPA	2,077,878	10,453
UniCredit SPA	4,165,382	8,669
Saipem SPA	157,085	7,786
Fiat SPA	322,884	6,704
Telecom Italia SPA (Registered)	3,703,100	4,824
Luxottica Group SPA ADR	155,327	4,756
Telecom Italia SPA (Bearer)	2,707,300	2,958
Luxottica Group SPA	61,709	1,894
Parmalat SPA	570,243	1,570
Davide Campari-Milano SPA	92,610	606
Intesa Sanpaolo SPA (Registered)	169,997	464
Finmeccanica SPA	39,845	455
Banco Popolare SC	82,039	374
Mediaset SPA	44,016	268
		51,781
Japan (8.9%)
Nippon Telegraph & Telephone Corp.	729,000	33,232
Hitachi Ltd.	4,383,000	23,294
Marubeni Corp.	2,804,000	19,651

Sony Corp.	531,200	19,018
Astellas Pharma Inc.	449,800	17,113
Nissan Motor Co. Ltd.	1,709,200	16,186
Daito Trust Construction Co. Ltd.	219,200	14,996
Fujitsu Ltd.	1,960,000	13,594
Mitsui & Co. Ltd.	750,600	12,363
Mitsubishi Corp.	437,000	11,790
Japan Tobacco Inc.	2,677	9,895
Sharp Corp.	821,000	8,434
Mitsui Fudosan Co. Ltd.	416,000	8,276
JFE Holdings Inc.	236,300	8,202
ORIX Corp.	78,570	7,706
JX Holdings Inc.	1,034,370	7,007
Tokyo Gas Co. Ltd.	1,400,000	6,206
NTT Data Corp.	1,627	5,617
Sumitomo Electric Industries Ltd.	290,100	4,013
FUJIFILM Holdings Corp.	110,700	3,991
Mitsubishi UFJ Financial Group Inc.	667,000	3,600
Kao Corp.	133,000	3,578
Asahi Glass Co. Ltd.	305,000	3,551
Toshiba Corp.	636,000	3,455
Sumitomo Mitsui Financial Group Inc.	95,900	3,399
Toyota Tsusho Corp.	187,200	3,282
Toyota Motor Corp.	81,600	3,216
Toyo Seikan Kaisha Ltd.	165,300	3,135
MS&AD Insurance Group Holdings	118,800	2,969
Namco Bandai Holdings Inc.	269,550	2,892
Secom Co. Ltd.	58,400	2,762
JS Group Corp.	125,100	2,747
Yamato Holdings Co. Ltd.	193,000	2,741
East Japan Railway Co.	36,900	2,397
Panasonic Corp.	167,800	2,372
Chubu Electric Power Co. Inc.	92,500	2,273
Sumitomo Corp.	157,700	2,222
Inpex Corp.	376	2,198
Seven & I Holdings Co. Ltd.	78,100	2,080
West Japan Railway Co.	547	2,044
* Yamaha Motor Co. Ltd.	124,100	2,016
Olympus Corp.	64,800	1,953
Isetan Mitsukoshi Holdings Ltd.	163,300	1,895
Kawasaki Heavy Industries Ltd.	551,000	1,849
Tokyo Electric Power Co. Inc.	72,300	1,765
Obayashi Corp.	366,000	1,682
Hitachi Chemical Co. Ltd.	81,100	1,673
Omron Corp.	60,500	1,596
Kyowa Hakko Kirin Co. Ltd.	155,000	1,593
Aeon Co. Ltd.	125,600	1,569
Shiseido Co. Ltd.	71,000	1,548
Fukuoka Financial Group Inc.	354,000	1,534
* NKSJ Holdings Inc.	206,000	1,513
Mitsubishi Estate Co. Ltd.	80,000	1,480
Sekisui House Ltd.	146,000	1,473
Alfresa Holdings Corp.	32,300	1,433
* Shinsei Bank Ltd.	1,098,000	1,430
Nippon Meat Packers Inc.	109,000	1,422

NSK Ltd.	140,000	1,260
Mitsubishi Heavy Industries Ltd.	326,000	1,222
Bank of Yokohama Ltd.	236,000	1,218
Yaskawa Electric Corp.	124,000	1,169
Kinden Corp.	125,000	1,153
Shimizu Corp.	269,000	1,147
NTT DoCoMo Inc.	656	1,144
Sumitomo Forestry Co. Ltd.	128,000	1,122
Marui Group Co. Ltd.	130,200	1,058
Yamada Denki Co. Ltd.	15,370	1,047
Chiba Bank Ltd.	156,000	1,013
Nippon Paper Group Inc.	38,000	996
Idemitsu Kosan Co. Ltd.	9,300	986
Dena Co. Ltd.	25,200	904
Tokyo Electron Ltd.	13,500	851
Rohm Co. Ltd.	12,200	794
Taiyo Nippon Sanso Corp.	90,000	793
Ryosan Co. Ltd.	29,800	771
Yamatake Corp.	31,800	751
Onward Holdings Co. Ltd.	86,000	744
Mitsubishi Tanabe Pharma Corp.	43,000	726
Toppan Forms Co. Ltd.	68,500	702
Dai-ichi Life Insurance Co. Ltd.	418	677
Nippon Suisan Kaisha Ltd.	206,800	651
Sega Sammy Holdings Inc.	33,900	644
Hitachi Metals Ltd.	51,000	610
Dentsu Inc.	19,400	600
Dai Nippon Printing Co. Ltd.	44,000	597
K's Holdings Corp.	21,900	595
Oriental Land Co. Ltd.	6,300	583
Tokyo Ohka Kogyo Co. Ltd.	25,800	553
Ajinomoto Co. Inc.	47,000	489
IT Holdings Corp.	34,900	464
Aisin Seiki Co. Ltd.	13,000	459
Arnest One Corp.	30,300	389
Nagase & Co. Ltd.	25,000	323
IHI Corp.	144,000	320
Nihon Unisys Ltd.	39,100	312
Seino Holdings Corp.	45,000	309
Daihatsu Motor Co. Ltd.	20,000	306
* Dainippon Screen Manufacturing Co. Ltd.	42,000	297
Fuji Soft Inc.	16,300	281
Fujitsu Frontech Ltd.	32,100	268
EDION Corp.	29,600	265
Daicel Chemical Industries Ltd.	36,000	262
Toho Gas Co. Ltd.	50,000	250
Takasago Thermal Engineering Co. Ltd.	26,000	217
Noritake Co. Ltd.	58,000	207
Inabata & Co. Ltd.	22,700	138
Dainippon Sumitomo Pharma Co. Ltd.	10,600	96
KDDI Corp.	14	81
Mizuho Financial Group Inc.	32,900	62
		369,797
Malaysia (1.2%)
CIMB Group Holdings Bhd.	6,020,638	16,599

Genting Malaysia Bhd.	10,752,400	11,818
AMMB Holdings Bhd.	3,921,887	8,936
Sime Darby Bhd.	1,870,457	5,337
British American Tobacco Malaysia Bhd.	165,000	2,408
* Malaysian Airline System Bhd.	3,182,866	2,155
Telekom Malaysia Bhd.	1,218,275	1,386
Multi-Purpose Holdings Bhd.	1,930,590	1,382
Carlsberg Brewery-Malay Bhd.	109,600	225
		50,246
Mexico (0.2%)
America Movil SAB de CV ADR	100,440	5,759
Wal-Mart de Mexico SAB de CV	596,200	1,713
Telefonos de Mexico SAB de CV ADR	33,943	548
Alfa SAB de CV Class A	46,400	468
		8,488
Morocco (0.0%)
Maroc Telecom	22,195	399

Netherlands (0.6%)
Koninklijke KPN NV	320,736	4,703
Heineken NV	89,157	4,390
Koninklijke Boskalis Westminster NV	85,758	4,111
Koninklijke DSM NV	53,579	3,066
Wolters Kluwer NV	113,063	2,489
Reed Elsevier NV	167,800	2,086
Akzo Nobel NV	15,434	964
Koninklijke Philips Electronics NV	27,074	833
ASML Holding NV	19,463	749
* Randstad Holding NV	13,740	729
Nutreco NV	7,888	602
TNT NV	12,503	332
* Eurocastle Investment Ltd.	275,977	97
		25,151
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	338,300	570
* PGG Wrightson Ltd.	51,996	23
		593
Norway (0.3%)
Statoil ASA	316,087	7,558
DnB NOR ASA	218,112	3,080
* Storebrand ASA	63,234	476
		11,114
Philippines (1.3%)
Ayala Corp.	2,108,913	18,929
ABS-CBN Holdings Corp.	13,521,188	13,847
Globe Telecom Inc.	425,190	7,759
DMCI Holdings Inc.	5,230,000	4,288
Jollibee Foods Corp.	2,055,100	4,171
* Lopez Holdings Corp.	15,742,000	1,905
Banco de Oro Unibank Inc.	1,248,200	1,662
		52,561
Poland (0.5%)
KGHM Polska Miedz SA	340,306	19,951

* Polski Koncern Naftowy Orlen SA	28,400	441
		20,392
Russia (0.5%)
Gazprom OAO ADR	584,050	14,765
Lukoil OAO ADR	101,800	5,759
Gazprom OAO ADR (U.S. Shares)	15,167	384
		20,908
Singapore (0.8%)
DBS Group Holdings Ltd.	1,175,000	13,139
Great Eastern Holdings Ltd.	727,000	8,867
STATS ChipPAC Ltd.	8,521,000	5,865
GuocoLeisure Ltd.	5,597,000	3,148
* Genting Singapore plc	1,049,244	1,798
United Industrial Corp. Ltd.	377,000	736
Global Yellow Pages Ltd.	2,464,000	356
* Global Yellow Pages Ltd. Warrants Exp. 08/13/2014	704,000	28
		33,937
South Africa (1.5%)
Hosken Consolidated Investments Ltd.	1,449,794	18,274
RMB Holdings Ltd.	1,373,537	8,002
Sun International Ltd.	419,009	6,685
Naspers Ltd.	107,900	6,334
Nedbank Group Ltd.	262,971	5,188
FirstRand Ltd.	1,382,692	4,081
JD Group Ltd.	336,905	2,954
Clicks Group Ltd.	373,513	2,450
* Anglo Platinum Ltd.	21,049	2,211
Standard Bank Group Ltd.	86,631	1,409
Gold Fields Ltd.	69,285	1,262
AngloGold Ashanti Ltd.	20,395	1,007
City Lodge Hotels Ltd.	70,616	865
Imperial Holdings Ltd.	44,305	854
MMI Holdings Ltd.	233,351	587
Discovery Holdings Ltd.	74,638	445
Mondi Ltd.	14,936	121
		62,729
South Korea (3.2%)
Samsung Electronics Co. Ltd.	22,273	18,601
KB Financial Group Inc.	316,640	16,653
LG Corp.	214,612	16,491
Hyundai Motor Co.	104,323	15,928
Hana Financial Group Inc.	399,040	15,187
Kia Motors Corp.	328,460	14,631
Woori Finance Holdings Co. Ltd.	707,110	9,635
LG Display Co. Ltd.	275,370	9,630
KT Corp.	140,874	5,721
SK Holdings Co. Ltd.	28,553	3,508
2 Samsung Electronics Co. Ltd. GDR	5,600	2,366
LG Electronics Inc.	20,110	2,086
Mirae Asset Securities Co. Ltd.	16,766	883
SK Telecom Co. Ltd.	2,930	447
POSCO	1,000	427

* Korea Electric Power Corp.	5,000	133
		132,327
Spain (0.4%)
Banco Santander SA	444,620	4,756
Acerinox SA	168,586	2,980
Inditex SA	34,291	2,577
Gestevision Telecinco SA	194,202	2,147
Telefonica SA	83,321	1,910
Viscofan SA	46,874	1,785
Acciona SA	23,903	1,703
Banco Santander SA ADR	17,628	188
		18,046
Sweden (1.2%)
Electrolux AB Class B	350,748	9,958
Svenska Handelsbanken AB Class A	278,337	8,901
* Volvo AB Class B	365,878	6,448
Assa Abloy AB Class B	194,875	5,499
Atlas Copco AB Class B	187,334	4,243
Telefonaktiebolaget LM Ericsson Class B	360,408	4,178
Swedish Match AB	78,892	2,287
Investor AB Class B	78,468	1,680
Hoganas AB Class B	37,599	1,472
Nordea Bank AB	131,997	1,436
Svenska Cellulosa AB Class B	78,849	1,245
Modern Times Group AB Class B	15,780	1,046
Scania AB Class B	40,831	940
Oriflame Cosmetics SA	8,844	466
* CDON Group AB	15,780	73
		49,872
Switzerland (1.7%)
Novartis AG	239,637	14,150
Cie Financiere Richemont SA	139,706	8,241
Roche Holding AG	50,939	7,491
* UBS AG	402,423	6,628
Nestle SA	102,948	6,050
* Clariant AG	244,166	4,963
Schindler Holding AG (Bearer)	37,561	4,457
Geberit AG	18,989	4,404
Adecco SA	62,740	4,127
Allied World Assurance Co. Holdings Ltd.	45,049	2,678
ABB Ltd.	95,048	2,129
Julius Baer Group Ltd.	44,759	2,102
Sonova Holding AG	14,526	1,878
* Logitech International SA	74,502	1,421
Helvetia Holding AG	1,492	576
Swiss Reinsurance Co. Ltd.	9,756	525
* PubliGroupe AG	3,666	429
		72,249
Taiwan (1.6%)
Fubon Financial Holding Co. Ltd.	15,401,663	21,132
United Microelectronics Corp.	21,180,000	11,855
* AU Optronics Corp.	11,010,700	11,447
Taiwan Semiconductor Manufacturing Co. Ltd.	2,363,306	5,753
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	197,978	2,483

* Pegatron Corp.	1,706,000	2,455
Powertech Technology Inc.	714,000	2,374
Chunghwa Telecom Co. Ltd.	911,000	2,317
* Taishin Financial Holding Co. Ltd.	3,420,761	2,023
Uni-President Enterprises Corp.	1,112,799	1,650
Lite-On Technology Corp.	719,579	989
Yageo Corp.	1,392,000	684
Compal Electronics Inc.	304,928	404
Inventec Co. Ltd.	677,985	384
Gigabyte Technology Co. Ltd.	314,000	330
Chin-Poon Industrial Co.	337,000	290
Radiant Opto-Electronics Corp.	65,000	129
* King Yuan Electronics Co. Ltd.	203,000	104
		66,803
Thailand (1.3%)
Kasikornbank PCL (Foreign)	1,832,600	7,925
Siam Cement PCL (Foreign)	641,800	7,682
Advanced Info Service PCL (Foreign)	2,392,700	6,747
Thanachart Capital PCL	5,163,500	6,162
MBK PCL (Foreign)	1,462,200	5,049
PTT PCL	461,900	4,896
Banpu PCL	178,200	4,678
Siam Cement PCL NVDR	372,900	4,212
Land and Houses PCL (Foreign)	9,305,300	1,988
GMM Grammy PCL NVDR	2,917,000	1,470
GMM Grammy PCL (Foreign)	1,688,200	851
* Big C Supercenter PCL	164,900	496
* Bangkok Bank PCL (Local)	94,700	461
Post Publishing PCL (Foreign)	1,300,000	183
Matichon PCL (Foreign)	625,000	143
		52,943
Turkey (0.3%)
Haci Omer Sabanci Holding AS (Bearer)	1,007,799	4,706
Turkiye Garanti Bankasi AS ADR	481,600	2,476
Turkiye Vakiflar Bankasi Tao	566,900	1,435
Turkiye Garanti Bankasi AS	267,100	1,353
BIM Birlesik Magazalar AS	37,593	1,280
Anadolu Efes Biracilik Ve Malt Sanayii AS	80,800	1,224
		12,474
United Kingdom (9.2%)
Royal Dutch Shell plc Class A (Amsterdam shares)	1,546,107	51,432
Rio Tinto plc	377,550	27,026
Vodafone Group plc	9,851,322	25,970
BP plc	3,184,498	23,572
* Lloyds Banking Group plc	12,735,642	13,202
Barclays plc	2,782,204	11,547
AstraZeneca plc	241,654	11,060
BHP Billiton plc	269,602	10,892
BAE Systems plc	1,995,853	10,323
Imperial Tobacco Group plc	332,065	10,251
Rolls-Royce Group plc	1,010,160	9,884
Invensys plc	1,416,372	7,861
Anglo American plc	124,863	6,482
Xstrata plc	261,658	6,226

Reckitt Benckiser Group plc	109,081	6,026
* Wolseley plc	183,781	5,908
Royal Dutch Shell plc Class B	175,938	5,851
Intertek Group plc	206,415	5,731
Diageo plc	287,297	5,345
Tesco plc	781,384	5,203
Compass Group plc	520,623	4,745
Capita Group plc	428,653	4,681
Thomas Cook Group plc	1,522,937	4,527
Michael Page International plc	500,660	4,361
Prudential plc	413,000	4,333
Carnival plc	92,456	4,318
Old Mutual plc	2,227,791	4,308
Sage Group plc	859,330	3,686
ICAP plc	392,992	3,300
Bunzl plc	292,401	3,297
Informa plc	509,734	3,263
* Horizon Acquisition Co. plc	211,184	3,156
Centrica plc	573,965	2,986
Unilever plc	93,769	2,892
International Personal Finance plc	454,709	2,742
WPP plc	209,017	2,595
TUI Travel plc	663,990	2,570
* Inchcape plc	447,940	2,509
Reed Elsevier plc	268,647	2,279
Smiths Group plc	113,153	2,209
HSBC Holdings plc	213,269	2,189
* Howden Joinery Group plc	1,369,911	2,188
* Royal Bank of Scotland Group plc	3,531,433	2,178
G4S plc	540,728	2,154
Rightmove plc	173,809	2,124
Stagecoach Group plc	633,202	2,106
British American Tobacco plc	54,434	2,103
Provident Financial plc	145,765	1,994
Marks & Spencer Group plc	336,300	1,947
* ITV plc	1,765,450	1,944
Rexam plc	356,558	1,860
Homeserve plc	250,691	1,742
* Cairn Energy plc	257,190	1,696
Man Group plc	345,750	1,610
Cable & Wireless Communications plc	1,992,764	1,521
Experian plc	116,005	1,451
Cable & Wireless Worldwide plc	1,399,089	1,443
* Cookson Group plc	131,194	1,357
Next plc	40,467	1,255
* Premier Foods plc	3,973,700	1,201
WH Smith plc	138,420	1,060
AMEC plc	58,557	1,058
Devro plc	266,692	1,057
Hays plc	502,744	1,019
Aggreko plc	38,698	899
Sportingbet plc	912,747	880
Admiral Group plc	35,360	840
British Sky Broadcasting Group plc	72,267	834
Sthree plc	143,910	828

	Millennium & Copthorne Hotels plc	86,358	801
*	Berkeley Group Holdings plc	48,842	682
*	Carphone Warehouse Group plc	104,186	643
	RSA Insurance Group plc	320,989	630
	Smith & Nephew plc	58,521	621
*	Jupiter Fund Management plc	130,781	613
	GlaxoSmithKline plc	30,102	586
	Ladbrokes plc	297,675	574
	Anglo American plc	10,073	529
	TalkTalk Telecom Group plc	208,373	523
	Daily Mail & General Trust plc	57,575	518
	Close Brothers Group plc	34,692	463
	Aviva plc	74,193	458
*	National Express Group plc	112,685	444
*	Enterprise Inns plc	195,094	362
	Paragon Group of Cos. plc	113,058	318
	Mondi plc	37,385	304
*	PartyGaming plc	82,853	268
*	Barratt Developments plc	172,408	240
*	Northgate plc	50,062	221
	HMV Group plc	215,229	108
	Connaught plc	103,081	27
*,^ Bradford & Bingley plc		642,595	—
			383,020
United States (38.8%)
Consumer Discretionary (7.5%)
	Cablevision Systems Corp. Class A	1,411,775	47,774
*	Amazon.com Inc.	164,803	29,665
*	priceline.com Inc.	45,502	18,180
*,^ Liberty Global Inc. Class A		445,379	15,758
*	Liberty Global Inc.	339,048	11,490
*,^ Blue Nile Inc.		178,329	10,175
	Comcast Corp. Class A	448,500	9,854
	Time Warner Cable Inc.	148,658	9,816
*	DIRECTV Class A	239,393	9,559
	Time Warner Inc.	258,171	8,305
	Gap Inc.	375,000	8,302
*	Ford Motor Co.	490,800	8,241
*	MGM Resorts International	533,413	7,921
	American Greetings Corp. Class A	338,840	7,509
	Sotheby's	164,700	7,412
*	Royal Caribbean Cruises Ltd.	147,800	6,947
	News Corp. Class A	472,100	6,874
*	Kohl's Corp.	118,800	6,456
*	Pulte Group Inc.	819,944	6,166
^	Garmin Ltd.	195,331	6,053
	CBS Corp. Class B	255,835	4,874
*	ITT Educational Services Inc.	61,432	3,913
*	Hanesbrands Inc.	140,387	3,566
*	Liberty Media Corp. - Interactive	225,941	3,563
*	General Motors Co.	95,300	3,513
*	K12 Inc.	112,936	3,237
	Cooper Tire & Rubber Co.	135,145	3,187
	KB Home	227,133	3,064
	International Game Technology	157,171	2,780

* Liberty Media Corp. - Capital	44,434	2,780
American Eagle Outfitters Inc.	187,211	2,739
Omnicom Group Inc.	56,224	2,575
* CC Media Holdings Inc. Class A	292,110	2,512
PRIMEDIA Inc.	507,972	2,133
News Corp. Class B	122,200	2,007
VF Corp.	21,745	1,874
* AutoZone Inc.	6,804	1,855
* Dollar Tree Inc.	32,382	1,816
CBS Corp. Class A	85,148	1,620
* Mohawk Industries Inc.	25,590	1,452
* Discovery Communications Inc. Class A	34,831	1,452
Dillard's Inc. Class A	33,546	1,273
* Interpublic Group of Cos. Inc.	118,031	1,253
* Liberty Media Corp. - Starz	17,561	1,167
* Bed Bath & Beyond Inc.	23,300	1,145
* Madison Square Garden Inc. Class A	42,252	1,089
* Discovery Communications Inc.	26,743	981
TJX Cos. Inc.	21,805	968
Walt Disney Co.	24,700	926
* TRW Automotive Holdings Corp.	14,437	761
Finish Line Inc. Class A	41,182	708
* GameStop Corp. Class A	30,769	704
* Pre-Paid Legal Services Inc.	10,850	654
Bob Evans Farms Inc.	14,892	491
* Biglari Holdings Inc.	1,130	464
* Select Comfort Corp.	43,684	399
* Cavco Industries Inc.	8,044	376
* Jakks Pacific Inc.	18,443	336
Sturm Ruger & Co. Inc.	20,139	308
Foot Locker Inc.	15,662	307
* Ascent Media Corp. Class A	2,330	90
* Fleetwood Enterprises Inc.	2,250,448	2
* Sun-Times Media Group Inc. Class A	130,959	—
		313,371
Consumer Staples (3.3%)
Costco Wholesale Corp.	372,680	26,911
Tyson Foods Inc. Class A	994,239	17,121
Altria Group Inc.	513,537	12,643
Philip Morris International Inc.	210,165	12,301
Bunge Ltd.	157,100	10,293
Estee Lauder Cos. Inc. Class A	120,358	9,713
Safeway Inc.	418,700	9,417
Sara Lee Corp.	377,500	6,610
Kroger Co.	262,635	5,873
Walgreen Co.	129,879	5,060
* Constellation Brands Inc. Class A	221,400	4,904
PepsiCo Inc.	56,849	3,714
* Smithfield Foods Inc.	178,200	3,676
Sanderson Farms Inc.	65,591	2,568
Archer-Daniels-Midland Co.	77,451	2,330
Wal-Mart Stores Inc.	30,999	1,672
* Whole Foods Market Inc.	31,200	1,578
Corn Products International Inc.	16,746	770
* Spectrum Brands Holdings Inc.	9,500	296

* Central Garden and Pet Co. Class A	27,301	270
* Alliance One International Inc.	57,800	245
SUPERVALU Inc.	16,485	159
		138,124
Energy (2.9%)
ConocoPhillips	556,786	37,917
Chevron Corp.	364,950	33,302
Devon Energy Corp.	264,123	20,736
Hess Corp.	108,600	8,312
Marathon Oil Corp.	213,400	7,902
* Newfield Exploration Co.	40,300	2,906
SEACOR Holdings Inc.	23,552	2,381
EOG Resources Inc.	23,282	2,128
* Cloud Peak Energy Inc.	71,126	1,652
National Oilwell Varco Inc.	18,814	1,265
* Stone Energy Corp.	43,812	977
Baker Hughes Inc.	11,500	658
Contango Oil & Gas Co.	4,973	288
		120,424
Financials (7.0%)
Travelers Cos. Inc.	513,354	28,599
JPMorgan Chase & Co.	446,559	18,943
Annaly Capital Management Inc.	1,045,074	18,728
* Berkshire Hathaway Inc. Class B	230,250	18,445
Capital One Financial Corp.	416,020	17,706
Bank of America Corp.	1,240,304	16,546
SL Green Realty Corp.	239,079	16,140
* Citigroup Inc.	3,378,326	15,979
Legg Mason Inc.	403,172	14,623
Wells Fargo & Co.	395,900	12,269
Lazard Ltd. Class A	296,445	11,707
* CB Richard Ellis Group Inc. Class A	541,822	11,097
* MBIA Inc.	784,137	9,402
BB&T Corp.	325,200	8,550
American Express Co.	166,558	7,149
Morgan Stanley	205,450	5,590
* CIT Group Inc.	98,913	4,659
Marshall & Ilsley Corp.	670,600	4,641
* PHH Corp.	189,996	4,398
M&T Bank Corp.	46,082	4,011
Moody's Corp.	148,129	3,931
Mercury General Corp.	87,648	3,770
Regions Financial Corp.	536,400	3,755
* MGIC Investment Corp.	315,122	3,211
Synovus Financial Corp.	1,113,400	2,939
* Markel Corp.	7,262	2,746
Prosperity Bancshares Inc.	66,622	2,617
Fifth Third Bancorp	176,100	2,585
Montpelier Re Holdings Ltd.	106,848	2,131
* Kindred Healthcare Inc.	108,338	1,990
Transatlantic Holdings Inc.	34,549	1,783
Assurant Inc.	36,042	1,388
Cash America International Inc.	34,831	1,286
New York Community Bancorp Inc.	62,410	1,176

	Progressive Corp.	55,570	1,104
	Everest Re Group Ltd.	11,151	946
*	World Acceptance Corp.	16,390	865
	American Equity Investment Life Holding Co.	62,120	780
	PS Business Parks Inc.	11,655	649
	Republic Bancorp Inc. Class A	27,308	649
*	RAIT Financial Trust	277,024	607
	Platinum Underwriters Holdings Ltd.	13,087	589
	Ameriprise Financial Inc.	9,332	537
	BGC Partners Inc. Class A	48,052	399
*	First Cash Financial Services Inc.	12,766	396
	Validus Holdings Ltd.	9,907	303
	Advance America Cash Advance Centers Inc.	45,200	255
	Horace Mann Educators Corp.	3,655	66
*	Washington Mutual Inc.	166,300	9
*,3 JG Wentworth Inc.		1	—
			292,644
Health Care (5.8%)
	Johnson & Johnson	614,080	37,981
	Eli Lilly & Co.	660,935	23,159
	UnitedHealth Group Inc.	639,284	23,085
	Cardinal Health Inc.	593,131	22,723
*	Humana Inc.	352,591	19,301
	Bristol-Myers Squibb Co.	638,318	16,903
	Pfizer Inc.	899,900	15,757
*	Forest Laboratories Inc.	483,846	15,473
*	WellPoint Inc.	201,119	11,436
*	Biogen Idec Inc.	136,047	9,122
*	Gilead Sciences Inc.	206,200	7,473
*	Cephalon Inc.	95,954	5,922
*	Par Pharmaceutical Cos. Inc.	134,755	5,189
*	Health Net Inc.	165,957	4,529
*	Healthspring Inc.	148,465	3,939
	Hill-Rom Holdings Inc.	98,454	3,876
*	Endo Pharmaceuticals Holdings Inc.	84,899	3,032
*	Magellan Health Services Inc.	54,513	2,577
*	Waters Corp.	26,521	2,061
*	Health Management Associates Inc. Class A	209,900	2,002
	Medicis Pharmaceutical Corp. Class A	51,951	1,392
	Patterson Cos. Inc.	34,392	1,053
	Merck & Co. Inc.	25,259	910
*	Medco Health Solutions Inc.	13,800	846
	Universal American Corp.	28,000	573
	Invacare Corp.	10,493	316
*	Impax Laboratories Inc.	15,163	305
*	Insmed Inc.	353,900	223
			241,158
Industrials (3.2%)
*	Delta Air Lines Inc.	1,328,118	16,734
*	Kansas City Southern	339,750	16,261
*	Oshkosh Corp.	357,652	12,604
	Northrop Grumman Corp.	193,501	12,535
	Ingersoll-Rand plc	218,300	10,280
	Towers Watson & Co. Class A	189,563	9,869

Parker Hannifin Corp.	96,400	8,319
Viad Corp.	305,697	7,786
* AMR Corp.	925,604	7,211
Raytheon Co.	127,479	5,907
Eaton Corp.	56,100	5,695
* US Airways Group Inc.	488,743	4,892
Expeditors International of Washington Inc.	46,439	2,536
* Ultrapetrol Bahamas Ltd.	363,983	2,340
Deere & Co.	22,424	1,862
Brink's Co.	64,339	1,729
* Hawaiian Holdings Inc.	159,762	1,253
Unifirst Corp.	19,852	1,093
* Stericycle Inc.	12,676	1,026
Heidrick & Struggles International Inc.	28,147	806
* AGCO Corp.	15,400	780
Deluxe Corp.	28,243	650
Pitney Bowes Inc.	26,200	634
Standex International Corp.	19,500	583
* Consolidated Graphics Inc.	7,804	378
* Ceradyne Inc.	11,776	371
JB Hunt Transport Services Inc.	5,521	225
		134,359
Information Technology (5.2%)
International Business Machines Corp.	151,229	22,194
* Gartner Inc.	600,014	19,920
Computer Sciences Corp.	381,791	18,937
Hewlett-Packard Co.	383,280	16,136
* Dell Inc.	930,300	12,606
Microsoft Corp.	407,217	11,370
* Western Digital Corp.	314,607	10,665
* Lexmark International Inc. Class A	304,488	10,602
* Seagate Technology plc	632,232	9,502
Tyco Electronics Ltd.	258,110	9,137
* eBay Inc.	308,853	8,595
Corning Inc.	406,944	7,862
* Vishay Intertechnology Inc.	467,877	6,868
* LSI Corp.	958,780	5,743
* Advanced Micro Devices Inc.	683,742	5,593
DST Systems Inc.	104,406	4,630
Earthlink Inc.	519,426	4,467
Intel Corp.	203,113	4,272
* InterDigital Inc.	91,134	3,795
* Alliance Data Systems Corp.	53,210	3,780
Xerox Corp.	316,371	3,645
* Google Inc. Class A	4,949	2,940
Forrester Research Inc.	73,198	2,583
* FLIR Systems Inc.	68,476	2,037
* Tech Data Corp.	35,143	1,547
* Cisco Systems Inc.	67,600	1,368
* CSG Systems International Inc.	47,796	905
* Net 1 UEPS Technologies Inc.	64,457	790
* AOL Inc.	32,383	768
* Flextronics International Ltd.	97,293	764
* Photronics Inc.	83,300	492
* Vishay Precision Group Inc.	22,504	424

* Integral Systems Inc.	38,962	386
* Insight Enterprises Inc.	24,200	319
* QLogic Corp.	16,346	278
		215,920
Materials (2.8%)
Freeport-McMoRan Copper & Gold Inc.	166,574	20,004
Lubrizol Corp.	147,363	15,750
International Paper Co.	422,788	11,517
Domtar Corp.	149,766	11,370
MeadWestvaco Corp.	420,372	10,997
CF Industries Holdings Inc.	70,567	9,537
Monsanto Co.	94,297	6,567
Scotts Miracle-Gro Co. Class A	122,405	6,215
Temple-Inland Inc.	252,500	5,363
Newmont Mining Corp.	43,241	2,656
Cabot Corp.	63,412	2,387
Eastman Chemical Co.	20,379	1,714
Praxair Inc.	17,943	1,713
* Clearwater Paper Corp.	21,549	1,687
Boise Inc.	182,723	1,449
Minerals Technologies Inc.	22,108	1,446
Innophos Holdings Inc.	39,881	1,439
Dow Chemical Co.	22,830	779
Buckeye Technologies Inc.	24,400	513
* Omnova Solutions Inc.	58,800	492
* Ferro Corp.	32,996	483
Sherwin-Williams Co.	5,502	461
Stepan Co.	5,024	383
* KapStone Paper and Packaging Corp.	24,859	380
PH Glatfelter Co.	27,000	331
		115,633
Telecommunication Services (0.9%)
AT&T Inc.	491,891	14,452
* NII Holdings Inc.	210,534	9,402
Verizon Communications Inc.	207,673	7,431
* Cincinnati Bell Inc.	947,532	2,653
* Level 3 Communications Inc.	2,159,498	2,116
Telephone & Data Systems Inc.	42,111	1,539
USA Mobility Inc.	21,200	377
* Sprint Nextel Corp.	50,698	215
		38,185
Utilities (0.2%)
Edison International	72,300	2,791
Constellation Energy Group Inc.	64,457	1,974
Exelon Corp.	20,848	868
		5,633
Total United States		1,615,451
Total Common Stocks (Cost $3,183,513)		4,041,397
Preferred Stocks (0.0%)
Malaysian Airline System Bhd. Pfd.	183,333	49

Total Preferred Stocks (Cost $75)		49

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Convertible Bonds (0.1%)
Consumer Discretionary (0.0%)
Sotheby's Cvt.	3.125%	6/15/13	787	1,139

Financials (0.0%)
2 SL Green Realty Corp. Cvt.	3.000%	3/30/27	1,032	1,009

Industrials (0.0%)
AMR Corp. Cvt.	6.250%	10/15/14	452	512
US Airways Group Inc. Cvt.	7.250%	5/15/14	184	440
				952
Telecommunication Services (0.1%)
NII Holdings Inc. Cvt.	3.125%	6/15/12	2,998	2,942

Total Convertible Bonds (Cost $4,227)				6,042
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.3%)[1]
Money Market Fund (2.9%)
[4,5] Vanguard Market Liquidity Fund	0.211%		121,722,892	121,723

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[6,7] Freddie Mac Discount Notes	0.195%	3/14/11	5,000	4,998
[6,7] Freddie Mac Discount Notes	0.220%	3/15/11	4,000	3,998
7 Freddie Mac Discount Notes	0.210%	5/23/11	5,000	4,995
United States Treasury Bill	0.200%	6/30/11	1,000	999
				14,990
Total Temporary Cash Investments (Cost $136,714)				136,713
Total Investments (100.5%) (Cost $3,324,529)				4,184,201
Other Assets and Liabilities-Net (-0.5%)[4,6]				(21,253)
Net Assets (100%)				4,162,948

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $18,921,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.1% and 1.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate value of these securities was $7,318,000, representing 0.2% of net assets.
3 Restricted security represents 0.0% of net assets.
4 Includes $19,567,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $8,996,000 and cash of $500,000 have been segregated as initial margin for open futures contracts.

7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Global Equity Fund

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3

Investments	($000)	($000)	($000)
Common Stocks-International	201,640	2,224,248	58
Common Stocks-Domestic	1,615,451	—	—
Preferred Stocks	—	49	—
Convertible Bonds	—	6,042	—
Temporary Cash Investments	121,723	14,990	—
Futures Contracts—Liabilities[1]	(220)	—	—
Forward Currency Contracts—Assets	—	631	—
Forward Currency Contracts—Liabilities	—	(69)	—
Total	1,938,594	2,245,891	58
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended December 31, 2010:

Investments in

Common Stocks-International

($000)
Amount valued based on Level 3 Inputs
Balance as of September 30, 2010	57
Change in Unrealized Appreciation (Depreciation)	1
Balance as of December 31, 2010	58

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use

Global Equity Fund

of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement Value	Unrealized
		Long (Short		Appreciation
Futures Contracts	Expiration	Contracts)	Long (Short)	(Depreciation)
S&P 500 Index	March 2011	119	37,277	585
Dow Jones EURO STOXX 50 Index	March 2011	370	13,869	(314)
FTSE 100 Index	March 2011	108	9,964	56
Topix Index	March 2011	78	8,617	134
S&P ASX 200 Index	March 2011	70	8,485	(84)
E-mini S&P 500 Index	March 2011	69	4,323	59
MSCI Taiwan Index	January 2011	30	958	9

Unrealized appreciation (depreciation) on open S&P 500 Index, FTSE 100 Index, and E-mini S&P 500 Index futures is required to be treated as realized gain (loss) for tax purposes.

Global Equity Fund

At December 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	03/23/11	EUR	10,648 USD	14,282	38
UBS AG	03/23/11	GBP	6,233 USD	9,752	(69)
UBS AG	03/16/11	JPY	675,052 USD	8,330	309
UBS AG	03/23/11	AUD	8,337 USD	8,458	284

AUD—Australian dollar.

EUR—Euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

E. At December 31, 2010, the cost of investment securities for tax purposes was $3,342,195,000. Net unrealized appreciation of investment securities for tax purposes was $842,006,000, consisting of unrealized gains of $1,034,472,000 on securities that had risen in value since their purchase and $192,466,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of December 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (14.0%)
* Tempur-Pedic International Inc.	36,900	1,478
* Panera Bread Co. Class A	14,500	1,468
* Warnaco Group Inc.	24,400	1,344
Rent-A-Center Inc.	37,700	1,217
Williams-Sonoma Inc.	31,018	1,107
Cracker Barrel Old Country Store Inc.	20,024	1,097
Finish Line Inc. Class A	62,800	1,080
* TRW Automotive Holdings Corp.	20,460	1,078
* Dana Holding Corp.	61,200	1,053
* Aeropostale Inc.	42,150	1,039
* Big Lots Inc.	33,800	1,030
* Valassis Communications Inc.	31,700	1,025
Cooper Tire & Rubber Co.	41,500	979
* CEC Entertainment Inc.	23,200	901
* AnnTaylor Stores Corp.	31,800	871
* Sally Beauty Holdings Inc.	58,100	844
Sinclair Broadcast Group Inc. Class A	99,100	811
* Fossil Inc.	11,500	810
PF Chang's China Bistro Inc.	15,900	770
* Pre-Paid Legal Services Inc.	12,100	729
Dillard's Inc. Class A	17,800	675
Polaris Industries Inc.	8,300	648
* Pier 1 Imports Inc.	48,500	509
* Timberland Co. Class A	19,800	487
* Papa John's International Inc.	16,815	466
* Deckers Outdoor Corp.	5,783	461
* Domino's Pizza Inc.	27,200	434
Jones Group Inc.	24,600	382
* JOS A Bank Clothiers Inc.	9,450	381
* Standard Pacific Corp.	80,500	370
Scholastic Corp.	12,400	366
* Denny's Corp.	89,572	321
Oxford Industries Inc.	12,500	320
* New York Times Co. Class A	31,700	311
* Kenneth Cole Productions Inc. Class A	23,700	296
* Biglari Holdings Inc.	717	294
* DSW Inc. Class A	7,500	293
* Steven Madden Ltd.	6,900	288
Stein Mart Inc.	22,700	210
* Journal Communications Inc. Class A	38,975	197
* Jo-Ann Stores Inc.	3,250	196
* Ruby Tuesday Inc.	14,300	187
* AFC Enterprises Inc.	13,400	186
* Saks Inc.	17,300	185
* Career Education Corp.	7,700	160
* Cheesecake Factory Inc.	5,100	156
* China MediaExpress Holdings Inc.	6,700	106
Lincoln Educational Services Corp.	6,738	104
* Ulta Salon Cosmetics & Fragrance Inc.	2,600	88

Sotheby's	1,800	81
* Talbots Inc.	9,000	77
American Greetings Corp. Class A	2,600	58
* iRobot Corp.	2,300	57
Cinemark Holdings Inc.	3,200	55
* Office Depot Inc.	9,636	52
* Jakks Pacific Inc.	2,700	49
Universal Technical Institute Inc.	1,900	42
* Quiksilver Inc.	7,500	38
Sturm Ruger & Co. Inc.	2,200	34
* Brookfield Homes Corp.	3,200	30
		30,381
Consumer Staples (3.5%)
Ruddick Corp.	25,700	947
B&G Foods Inc. Class A	58,700	806
Lancaster Colony Corp.	11,500	658
Andersons Inc.	17,100	622
Nu Skin Enterprises Inc. Class A	20,500	620
* Boston Beer Co. Inc. Class A	6,300	599
Del Monte Foods Co.	25,800	485
* Central Garden and Pet Co. Class A	46,506	459
Casey's General Stores Inc.	10,792	459
* TreeHouse Foods Inc.	7,800	398
Sanderson Farms Inc.	6,400	250
* Pantry Inc.	12,600	250
* Revlon Inc. Class A	24,300	239
Coca-Cola Bottling Co. Consolidated	3,000	167
Inter Parfums Inc.	7,900	149
J&J Snack Foods Corp.	2,900	140
National Beverage Corp.	8,800	116
* Susser Holdings Corp.	7,000	97
Herbalife Ltd.	1,400	96
Corn Products International Inc.	2,000	92
		7,649
Energy (6.3%)
* Oil States International Inc.	25,697	1,647
World Fuel Services Corp.	34,100	1,233
Core Laboratories NV	13,400	1,193
Southern Union Co.	47,600	1,146
* Stone Energy Corp.	48,800	1,088
Crosstex Energy Inc.	86,000	762
* Complete Production Services Inc.	25,100	742
RPC Inc.	40,350	731
SM Energy Co.	11,100	654
* OYO Geospace Corp.	5,000	496
* International Coal Group Inc.	49,517	383
* Gran Tierra Energy Inc.	40,300	324
* McMoRan Exploration Co.	18,100	310
* Energy Partners Ltd.	20,800	309
Berry Petroleum Co. Class A	6,700	293
* James River Coal Co.	10,600	268
* Gulfport Energy Corp.	12,400	268
* Swift Energy Co.	6,700	262
* Energy XXI Bermuda Ltd.	9,130	253
Frontier Oil Corp.	12,200	220
* Tetra Technologies Inc.	16,300	193
* Brigham Exploration Co.	7,054	192

* PHI Inc.	8,700	164
CARBO Ceramics Inc.	1,500	155
* Cloud Peak Energy Inc.	4,200	98
* Venoco Inc.	5,229	96
* Petroquest Energy Inc.	8,714	66
* Clayton Williams Energy Inc.	700	59
* Warren Resources Inc.	8,300	38
* Newpark Resources Inc.	4,000	25
		13,668
Financials (19.6%)
Endurance Specialty Holdings Ltd.	29,600	1,364
* World Acceptance Corp.	25,100	1,325
Ares Capital Corp.	74,600	1,229
Platinum Underwriters Holdings Ltd.	26,800	1,205
Bank of Hawaii Corp.	23,600	1,114
* Signature Bank	21,800	1,090
CapitalSource Inc.	150,300	1,067
Horace Mann Educators Corp.	54,300	980
MarketAxess Holdings Inc.	44,400	924
Community Bank System Inc.	33,000	916
Bank of the Ozarks Inc.	21,100	915
International Bancshares Corp.	44,000	881
Apartment Investment & Management Co.	32,500	840
Camden Property Trust	14,900	804
Taubman Centers Inc.	15,900	803
Cash America International Inc.	21,213	783
CBL & Associates Properties Inc.	42,700	747
* Forest City Enterprises Inc. Class A	43,300	723
* ProAssurance Corp.	11,500	697
United Bankshares Inc.	22,600	660
Prosperity Bancshares Inc.	16,300	640
* Credit Acceptance Corp.	10,010	628
Trustmark Corp.	23,222	577
UMB Financial Corp.	13,800	572
Nelnet Inc. Class A	23,900	566
Glimcher Realty Trust	66,400	558
Brandywine Realty Trust	47,600	555
Post Properties Inc.	15,200	552
Extra Space Storage Inc.	31,600	550
* Strategic Hotels & Resorts Inc.	103,900	550
Amtrust Financial Services Inc.	30,500	534
* First Industrial Realty Trust Inc.	60,100	527
Lexington Realty Trust	65,100	518
Getty Realty Corp.	16,100	504
U-Store-It Trust	52,300	498
* FPIC Insurance Group Inc.	13,400	495
Sun Communities Inc.	14,800	493
Douglas Emmett Inc.	29,600	491
* Ashford Hospitality Trust Inc.	50,700	489
Meadowbrook Insurance Group Inc.	47,400	486
Pennsylvania Real Estate Investment Trust	33,326	484
First Potomac Realty Trust	28,700	483
* Sunstone Hotel Investors Inc.	45,526	470
Infinity Property & Casualty Corp.	7,300	451
Colonial Properties Trust	23,670	427
Unitrin Inc.	17,400	427
Montpelier Re Holdings Ltd.	21,300	425

CapLease Inc.	72,800	424
Dime Community Bancshares Inc.	28,500	416
Winthrop Realty Trust	31,800	407
Advance America Cash Advance Centers Inc.	67,800	382
Equity Lifestyle Properties Inc.	6,700	375
Aspen Insurance Holdings Ltd.	13,000	372
PS Business Parks Inc.	6,036	336
Parkway Properties Inc.	18,900	331
Hersha Hospitality Trust Class A	45,900	303
S&T Bancorp Inc.	13,300	300
City Holding Co.	8,262	299
Medical Properties Trust Inc.	26,300	285
Golub Capital BDC Inc.	16,200	277
Danvers Bancorp Inc.	15,300	270
First Citizens BancShares Inc. Class A	1,414	267
1st Source Corp.	11,800	239
Abington Bancorp Inc.	19,900	237
MVC Capital Inc.	14,961	218
First Financial Bankshares Inc.	4,100	210
NBT Bancorp Inc.	8,600	208
OneBeacon Insurance Group Ltd. Class A	12,000	182
SCBT Financial Corp.	5,500	180
NewAlliance Bancshares Inc.	12,000	180
Southside Bancshares Inc.	8,500	179
Provident New York Bancorp	16,043	168
Acadia Realty Trust	8,700	159
Fulton Financial Corp.	14,700	152
Washington Trust Bancorp Inc.	6,900	151
First Financial Corp.	4,200	148
Bancfirst Corp.	3,326	137
Potlatch Corp.	4,100	133
Westamerica Bancorporation	2,300	128
Provident Financial Services Inc.	7,400	112
Republic Bancorp Inc. Class A	4,400	105
MFA Financial Inc.	11,200	91
Great Southern Bancorp Inc.	3,700	87
FBL Financial Group Inc. Class A	3,000	86
Camden National Corp.	2,200	80
BlackRock Kelso Capital Corp.	6,400	71
DiamondRock Hospitality Co.	5,768	69
* Kindred Healthcare Inc.	3,600	66
Park National Corp.	900	65
Flagstone Reinsurance Holdings SA	5,000	63
* Greenlight Capital Re Ltd. Class A	2,300	62
Arrow Financial Corp.	2,198	61
First Financial Bancorp	3,200	59
* Ezcorp Inc. Class A	2,100	57
* First Cash Financial Services Inc.	1,800	56
NGP Capital Resources Co.	5,800	53
Lakeland Bancorp Inc.	4,600	50
Cardinal Financial Corp.	4,300	50
Protective Life Corp.	1,600	43
Capital Southwest Corp.	339	35
Allied World Assurance Co. Holdings Ltd.	400	24
* American Capital Ltd.	3,000	23
		42,538

Health Care (10.5%)
*	Par Pharmaceutical Cos. Inc.	33,900	1,305
*	Emergency Medical Services Corp. Class A	18,180	1,175
*	Bruker Corp.	70,000	1,162
	Cooper Cos. Inc.	19,600	1,104
*	Cepheid Inc.	47,100	1,072
	STERIS Corp.	28,500	1,039
*	Impax Laboratories Inc.	49,500	995
*	AMERIGROUP Corp.	21,600	949
*	Health Management Associates Inc. Class A	98,800	943
*	American Medical Systems Holdings Inc.	47,800	901
*	Magellan Health Services Inc.	18,300	865
*	LifePoint Hospitals Inc.	23,100	849
	Chemed Corp.	11,500	730
	Invacare Corp.	23,400	706
	Medicis Pharmaceutical Corp. Class A	26,100	699
	PDL BioPharma Inc.	107,800	672
*	Healthsouth Corp.	31,600	654
*	Sirona Dental Systems Inc.	11,700	489
*	Cyberonics Inc.	15,191	471
*	Gentiva Health Services Inc.	16,900	450
*	Healthspring Inc.	16,800	446
*	Molina Healthcare Inc.	15,406	429
*	Durect Corp.	121,100	418
*	Corvel Corp.	8,200	396
*	Triple-S Management Corp. Class B	16,500	315
*	Affymetrix Inc.	61,500	309
*	Arqule Inc.	44,400	261
*	Dionex Corp.	2,200	260
*	Nabi Biopharmaceuticals	43,400	251
*	Targacept Inc.	8,300	220
*	Catalyst Health Solutions Inc.	4,400	205
*	Idenix Pharmaceuticals Inc.	37,400	188
*	Questcor Pharmaceuticals Inc.	12,200	180
*	Enzon Pharmaceuticals Inc.	13,600	165
*	Medicines Co.	11,600	164
*	Kensey Nash Corp.	5,600	156
*	Sucampo Pharmaceuticals Inc. Class A	39,200	151
	Universal American Corp.	7,200	147
*	Nektar Therapeutics	11,300	145
*,^ China Biologic Products Inc.		7,200	118
*	Akorn Inc.	19,000	115
	Hill-Rom Holdings Inc.	2,600	102
*	Genomic Health Inc.	4,500	96
*	Osiris Therapeutics Inc.	10,000	78
*	Assisted Living Concepts Inc. Class A	1,800	59
	National Healthcare Corp.	1,200	55
*	Medivation Inc.	3,200	49
	Owens & Minor Inc.	1,500	44
*	Rigel Pharmaceuticals Inc.	4,200	32
			22,784
Industrials (16.1%)
*	Oshkosh Corp.	38,900	1,371
*	EnerSys	41,576	1,335
	Toro Co.	20,500	1,264
*	WESCO International Inc.	23,900	1,262
*	Avis Budget Group Inc.	81,000	1,260

Timken Co.	25,900	1,236
* EMCOR Group Inc.	40,800	1,182
* Esterline Technologies Corp.	15,900	1,091
* Alaska Air Group Inc.	19,200	1,088
* Sauer-Danfoss Inc.	37,800	1,068
Regal-Beloit Corp.	15,900	1,062
AO Smith Corp.	27,150	1,034
* Consolidated Graphics Inc.	20,900	1,012
Deluxe Corp.	43,900	1,011
Applied Industrial Technologies Inc.	30,300	984
* Hawaiian Holdings Inc.	116,700	915
Briggs & Stratton Corp.	41,500	817
Cubic Corp.	16,600	783
* ArvinMeritor Inc.	37,142	762
* Trimas Corp.	37,100	759
Armstrong World Industries Inc.	16,800	722
* Macquarie Infrastructure Co. LLC	31,100	658
NACCO Industries Inc. Class A	5,842	633
Waste Connections Inc.	22,800	628
* Amerco Inc.	6,100	586
* ACCO Brands Corp.	66,400	566
Watts Water Technologies Inc. Class A	14,900	545
* Blount International Inc.	30,500	481
Crane Co.	11,600	476
Great Lakes Dredge & Dock Corp.	62,700	462
* Thomas & Betts Corp.	9,000	435
Werner Enterprises Inc.	18,900	427
* M&F Worldwide Corp.	17,700	409
Ennis Inc.	23,700	405
Vicor Corp.	23,900	392
Schawk Inc. Class A	18,800	387
Nordson Corp.	3,900	358
* United Continental Holdings Inc.	15,000	357
Gardner Denver Inc.	5,000	344
* Corrections Corp. of America	13,400	336
Tennant Co.	8,500	327
G&K Services Inc. Class A	9,700	300
Seaboard Corp.	142	283
* United Stationers Inc.	4,100	262
Kennametal Inc.	5,200	205
ABM Industries Inc.	7,800	205
Albany International Corp.	7,500	178
* Atlas Air Worldwide Holdings Inc.	3,100	173
* Ladish Co. Inc.	3,548	172
Raven Industries Inc.	3,500	167
Healthcare Services Group Inc.	9,600	156
* Dollar Thrifty Automotive Group Inc.	3,245	153
* Furmanite Corp.	19,500	135
* Kadant Inc.	5,400	127
* Powell Industries Inc.	3,793	125
Lindsay Corp.	1,700	101
HNI Corp.	2,900	90
Courier Corp.	5,800	90
* Exponent Inc.	2,200	83
Interface Inc. Class A	5,100	80
* EnPro Industries Inc.	1,900	79
* US Airways Group Inc.	7,800	78
* United Rentals Inc.	3,300	75

	Standex International Corp.	2,300	69
	TAL International Group Inc.	2,167	67
	Tredegar Corp.	3,300	64
*	Layne Christensen Co.	1,600	55
*	GenCorp Inc.	9,100	47
	Quanex Building Products Corp.	2,100	40
			34,889
Information Technology (18.6%)
*	Riverbed Technology Inc.	48,600	1,709
*	VeriFone Systems Inc.	41,600	1,604
	Solera Holdings Inc.	30,200	1,550
*	MICROS Systems Inc.	32,200	1,412
*	RF Micro Devices Inc.	182,694	1,343
*	Gartner Inc.	39,300	1,305
*	Vishay Intertechnology Inc.	84,600	1,242
*	Tech Data Corp.	27,400	1,206
*,^ Veeco Instruments Inc.		27,700	1,190
*	Teradyne Inc.	80,431	1,129
	MAXIMUS Inc.	17,133	1,124
*	Atmel Corp.	90,900	1,120
*	Silicon Image Inc.	144,550	1,062
*	Quantum Corp.	278,600	1,036
*	TriQuint Semiconductor Inc.	83,568	977
	Opnet Technologies Inc.	33,600	899
	Syntel Inc.	18,752	896
	Anixter International Inc.	14,800	884
*	Unisys Corp.	32,560	843
	Micrel Inc.	64,100	833
*	Lattice Semiconductor Corp.	134,600	816
*	Plexus Corp.	26,265	813
*	InterDigital Inc.	18,700	779
*	Sanmina-SCI Corp.	63,200	726
*	Acxiom Corp.	41,400	710
*	TIBCO Software Inc.	35,800	706
*	CSG Systems International Inc.	36,884	699
*	Sycamore Networks Inc.	31,700	653
*	Verint Systems Inc.	19,350	613
	iGate Corp.	28,871	569
*	Take-Two Interactive Software Inc.	45,100	552
*	OSI Systems Inc.	15,100	549
*	Powerwave Technologies Inc.	204,000	518
	Plantronics Inc.	13,800	514
*	Netscout Systems Inc.	21,800	502
*	Fairchild Semiconductor International Inc. Class A	31,500	492
*	QLogic Corp.	27,300	465
*	SYNNEX Corp.	14,300	446
*	Synaptics Inc.	15,100	444
*	Mantech International Corp. Class A	8,925	369
*	MercadoLibre Inc.	5,500	367
*	Manhattan Associates Inc.	11,700	357
*	Aruba Networks Inc.	16,300	340
*	Insight Enterprises Inc.	23,700	312
*	Liquidity Services Inc.	20,300	285
*	Power-One Inc.	26,583	271
*	Cardtronics Inc.	14,100	250
*	TeleTech Holdings Inc.	12,000	247
*	JDS Uniphase Corp.	14,500	210

Blackbaud Inc.	7,700	199
Stamps.com Inc.	14,200	188
* MicroStrategy Inc. Class A	2,200	188
* Kulicke & Soffa Industries Inc.	23,200	167
* Diodes Inc.	5,900	159
* Brightpoint Inc.	17,700	154
* Radiant Systems Inc.	7,300	143
* Extreme Networks	42,600	132
* Interactive Intelligence Inc.	4,822	126
* Global Cash Access Holdings Inc.	38,500	123
* Netgear Inc.	3,100	104
* RealNetworks Inc.	21,900	92
Renaissance Learning Inc.	7,500	89
* Cadence Design Systems Inc.	10,200	84
* Entegris Inc.	10,900	81
Heartland Payment Systems Inc.	4,000	62
* Quest Software Inc.	2,200	61
* Progress Software Corp.	1,400	59
* Cypress Semiconductor Corp.	2,600	48
Littelfuse Inc.	966	45
* Omnivision Technologies Inc.	1,500	44
* CACI International Inc. Class A	800	43
* Kemet Corp.	2,300	34
		40,363
Materials (6.4%)
Domtar Corp.	17,000	1,291
Rock-Tenn Co. Class A	22,000	1,187
Innophos Holdings Inc.	32,700	1,180
* PolyOne Corp.	93,100	1,163
* Clearwater Paper Corp.	14,000	1,096
Boise Inc.	136,802	1,085
Silgan Holdings Inc.	26,666	955
* Solutia Inc.	33,000	762
* Rockwood Holdings Inc.	17,100	669
Ashland Inc.	11,548	587
Cytec Industries Inc.	8,900	472
Neenah Paper Inc.	23,544	463
NewMarket Corp.	3,600	444
* Innospec Inc.	20,500	418
Schweitzer-Mauduit International Inc.	5,600	352
Stepan Co.	4,100	313
Cabot Corp.	7,900	297
Arch Chemicals Inc.	7,000	266
* Hecla Mining Co.	18,600	209
Worthington Industries Inc.	7,500	138
* Graphic Packaging Holding Co.	29,400	114
Wausau Paper Corp.	10,000	86
* WR Grace & Co.	2,300	81
Buckeye Technologies Inc.	3,500	74
Hawkins Inc.	1,200	53
* Ferro Corp.	2,700	40
Minerals Technologies Inc.	600	39
* TPC Group Inc.	600	18
		13,852
Telecommunication Services (0.6%)
USA Mobility Inc.	33,900	602
NTELOS Holdings Corp.	16,900	322

* Vonage Holdings Corp.			99,100	222
Consolidated Communications Holdings Inc.			4,500	87
				1,233
Utilities (3.7%)
Atmos Energy Corp.			41,400	1,292
Hawaiian Electric Industries Inc.			52,100	1,187
IDACORP Inc.			31,000	1,146
NorthWestern Corp.			28,900	833
Southwest Gas Corp.			18,500	678
Unisource Energy Corp.			17,700	634
Cleco Corp.			16,900	520
WGL Holdings Inc.			13,600	487
Nicor Inc.			6,200	310
Laclede Group Inc.			7,500	274
PNM Resources Inc.			13,900	181
UIL Holdings Corp.			5,900	177
CMS Energy Corp.			7,200	134
* El Paso Electric Co.			3,900	107
Chesapeake Utilities Corp.			1,300	54
				8,014
Total Common Stocks (Cost $162,769)				215,371
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
[2,3] Vanguard Market Liquidity Fund	0.211%		3,126,054	3,126

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.321%	3/1/11	100	100
[4,5] Fannie Mae Discount Notes	0.235%	6/15/11	200	200
				300
Total Temporary Cash Investments (Cost $3,426)				3,426
Total Investments (100.9%) (Cost $166,195)				218,797
Other Assets and Liabilities-Net (-0.9%)[3]				(1,876)
Net Assets (100%)				216,921

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $528,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $552,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Strategic Small-Cap Equity Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	215,371	—	—
Temporary Cash Investments	3,126	300	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	218,485	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Strategic Small-Cap Equity Fund

At December 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2011	20	1,565	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2010, the cost of investment securities for tax purposes was $166,195,000. Net unrealized appreciation of investment securities for tax purposes was $52,602,000, consisting of unrealized gains of $55,700,000 on securities that had risen in value since their purchase and $3,098,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 17, 2011

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 17, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.